UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                    -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2006

ITEM 1 -- SCHEDULE OF INVESTMENTS.

THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

The Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "International Core Equity Portfolio"). The International Core Equity Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2007 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

The Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "International Small Cap Portfolio"). The International Small Cap Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2007 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

THE BOSTON COMPANY LARGE CAP CORE FUND

The Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Large Cap Core Portfolio"). The Large Cap Core Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP GROWTH FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"). The Small Cap Growth Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP VALUE FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Small Cap Value Portfolio"). The Small Cap Value Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on March 1, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
Mellon Equity Large Cap Growth Fund
December 31, 2006 (Unaudited)

SECURITY                                                   SHARES       VALUE ($)
--------                                                   ------       ---------
UNAFFILIATED INVESTMENTS - 99.3%
EQUITIES--98.6%
Consumer Cyclicals--11.2%
Aeropostale, Inc. (a)                                         650         20,066
Best Buy Co., Inc.                                            900         44,271
Brinker International, Inc.                                   800         24,128
Circuit City Stores, Inc.                                   1,200         22,776
Claire's Stores, Inc.                                       1,000         33,140
Coach, Inc. (a)                                               700         30,072
Costco Wholesale Corp.                                        950         50,227
CVS Corp.                                                   1,600         49,456
Hilton Hotels Corp.                                           900         31,410
Lowe's Companies, Inc.                                        850         26,478
NIKE, Inc., Class B                                           250         24,758
Nordstrom, Inc.                                               800         39,472
Office Depot, Inc. (a)                                      1,000         38,170
Sears Holdings Corp. (a)                                      350         58,776
Starbucks Corp. (a)                                         1,550         54,901
Target Corp.                                                  650         37,083
Tiffany & Co.                                                 600         23,544
Wal-Mart Stores, Inc.                                         800         36,944
                                                                       ---------
                                                                         645,672
                                                                       ---------
Consumer Hard Goods--1.2%
Harley-Davidson, Inc.                                         750         52,853
International Game Technology                                 400         18,480
                                                                         -------
                                                                          71,333
                                                                       ---------
Consumer Staples--7.5%
Altria Group, Inc.                                            800         68,656
Anheuser Busch Companies                                      700         34,440
Coca-Cola Co/The                                            1,850         89,263
Kimberly-Clark Corp.                                          650         44,168
Kraft Foods, Inc. (b)                                         600         21,420
Loews Corp. - Carolina Group                                  350         22,652
Pepsico, Inc.                                               1,750        109,463
Procter & Gamble Co.                                          650         41,776
                                                                       ---------
                                                                         431,838
                                                                       ---------
FINANCIALS--10.2%
Allstate Corp./The                                            550         35,811
Bank of America Corp.                                         750         40,043
Franklin Resources, Inc.                                      400         44,068
General Electric Corp.                                      4,800        178,608
Goldman Sachs Group, Inc.                                     400         79,740
Host Hotels and Resorts, Inc.                                 700         17,185
Investment Technology Group, Inc. (a)                         700         30,016
Merrill Lynch & Co., Inc.                                     550         51,205
Metlife, Inc.                                                 550         32,456
Morgan Stanley                                                400         32,572
Public Storage, Inc.                                          200         19,500
Wells Fargo & Company                                         700         24,892
                                                                       ---------
                                                                         586,096
                                                                       ---------
Health Care--17.2%
Aetna, Inc.                                                 1,200         51,816
Amerisourcebergen Corp.                                       800         35,968
Amgen, Inc. (a)                                             1,500        102,465
Becton Dickinson & Co.                                      1,000         70,150
Biogen Idec, Inc. (a)                                         500         24,595
Caremark Rx, Inc.                                             800         45,688
Cigna Corp.                                                   250         32,893
Genentech, Inc. (a)                                           400         32,452
Gilead Sciences, Inc. (a)                                     950         61,684
Johnson & Johnson                                           3,050        201,361
Laboratory Corp. of America Holdings (a)                      600         44,082

Medtronic, Inc.                                             1,350         72,239
PDL BioPharma, Inc. (a)                                       700         14,098
Pfizer, Inc.                                                1,000         25,900
UnitedHealth Group, Inc.                                    1,500         80,595
Wyeth                                                       1,400         71,288
Zimmer Holdings, Inc. (a)                                     300         23,514
                                                                       ---------
                                                                         990,788
                                                                       ---------
Industrials--9.6%
Burlington Northern Santa Fe Corp.                            500         36,905
CH Robinson Worldwide, Inc.                                   700         28,623
Cummins, Inc.                                                 200         23,636
Emerson Electric Co.                                        1,100         48,477
FedEx Corp.                                                   550         59,741
Graco, Inc.                                                   950         37,639
Manpower, Inc.                                                450         33,719
Parker Hannifin Corp.                                         350         26,908
Raytheon Co.                                                  950         50,160
The Boeing Co.                                                850         75,514
United Technologies Corp.                                   1,500         93,780
Waste Management, Inc.                                      1,000         36,770
                                                                       ---------
                                                                         551,872
                                                                       ---------
Information--9.1%
Accenture Ltd., Class A                                       850         31,391
Cognizant Technology Solutions Corp. (a)                      650         50,154

Equifax, Inc.                                                 950         38,570
Google, Inc. (a)                                              200         92,096
Interpublic Group of Cos, Inc. (a)(b)                       1,900         23,256
McGraw-Hill Companies, Inc.                                   800         54,416
Moody's Corp.                                                 700         48,342
News Corp.                                                  1,600         34,368
Omnicom Group                                                 400         41,816
Time Warner, Inc.                                           1,750         38,115
Verisign, Inc. (a)                                          1,000         24,050
Walt Disney Co.                                             1,350         46,265
                                                                       ---------
                                                                         522,839
                                                                       ---------
Materials--3.9%
3M Co.                                                        800         62,344
El Du Pont de Nemours & Co.                                   800         38,968
Monsanto Co.                                                  850         44,651
Nucor Corp.                                                   450         24,597
Phelps Dodge Corp.                                            450         53,874
                                                                       ---------
                                                                         224,434
                                                                       ---------
Oil And Gas Producer--3.5%
Baker Hughes, Inc.                                            300         22,398
ConocoPhillips                                                800         57,560
Exxon Mobil Corp.                                             600         45,978
Marathon Oil Corp.                                            400         37,000
Tesoro Corp.                                                  300         19,731
Valero Energy Corp.                                           400         20,464
                                                                       ---------
                                                                         203,131
                                                                       ---------
Technology--24.4%
Altera Corp. (a)                                            1,000         19,680
Amphenol Corp.                                                500         31,040
Apple Computer, Inc. (a)                                    1,100         93,324
Applied Materials, Inc.                                     2,400         44,280
Autodesk, Inc. (a)                                            750         30,345
Broadcom Corp. (a)                                            750         24,233
Cisco Systems, Inc. (a)                                     6,600        180,378
Danaher Corp.                                                 550         39,842
Dolby Laboratories, Inc., Class A (a)                         700         21,714
EMC Corp./Massachusetts                                     3,600         47,520
F5 Networks, Inc. (a)                                         300         22,263
Harris Corp.                                                  750         34,395
Hewlett-Packard Co                                          2,100         86,499
Intel Corp.                                                 2,650         53,663
International Business Machines Corp.                       1,300        126,295

Linear Technology Corp.                                       850         25,772
Microsoft Corp.                                             8,050        240,373
Motorola, Inc.                                              1,550         31,868
National Semiconductor Corp.                                  900         20,430
Nokia OYJ                                                   1,400         28,448
Oracle Corp. (a)                                            3,700         63,418
Qualcomm, Inc.                                              1,800         68,022
Texas Instruments, Inc.                                     2,550         73,440
                                                                       ---------
                                                                       1,407,242
                                                                       ---------
TELECOMMUNICATIONS--0.6%
NII Holdings, Inc. (a)                                        550         35,442
                                                                       ---------

UTILITIES--0.2%
TXU Corp.                                                     250         13,541
                                                                       ---------
Total Equities (Cost $5,344,227)                                       5,684,228
                                                                       ---------

                                                                 RATE        SHARES     VALUE ($)
                                                                 ----        ------    -----------
INVESTMENT OF CASH COLLATERAL--0.7%
BlackRock Cash Strategies L.L.C. (c)
      (cost $42,480)                                             5.32%        42,480       42,480
                                                                                       ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $5,386,707)                                        5,726,708
                                                                                       ----------
AFFILIATED INVESTMENTS--1.1%
Dreyfus Institutional Preferred
      Plus Money Market Fund (c)(d)  (Cost $58,565)              5.35%        58,565       58,565
                                                                                       ----------
TOTAL INVESTMENTS--100.4% (COST $5,445,272)                                             5,785,273
                                                                                       ----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)                                            (21,263)
                                                                                       ----------
NET ASSETS - 100%                                                                       5,764,010
                                                                                       ==========

NOTES TO SCHEDULE OF INVESTMENTS:

(a)   Non-income producing security

(b)   Security, or a portion of thereof, was on loan at December 31, 2006.

(c)   Stated rate is the seven day yield for the fund at December 31, 2006.

(d)   Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,445,272. Net unrealized appreciation aggregated $340,001 of which $422,441 related to appreciated investment securities and $82,440 related to depreciated investment securities.

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
Mellon Equity Micro Cap Fund
December 31, 2006 (Unaudited)

SECURITY                                      SHARES     VALUE ($)
--------                                      ------     ---------
UNAFFILIATED INVESTMENTS - 107.3%
EQUITIES--99.7%
Consumer Cyclicals--6.6%
Blue Nile, Inc. (a) (b)                        1,400        51,646
Books-A-Million, Inc.                          2,000        45,360
Cherokee, Inc.                                 1,200        51,492
Dover Downs Gaming & Entertainment, Inc.       3,450        46,127
ExpressJet Holdings, Inc. (a)                  6,000        48,600
Mothers Work, Inc. (a)                         1,150        45,299
O'Charleys, Inc. (a)                           2,900        61,712
Perry Ellis International, Inc. (a)            1,400        57,400
Ruth's Chris Steak House, Inc. (a)             2,400        43,872
Shoe Carnival, Inc. (a)                        1,750        55,300
Stride Rite Corp.                              1,800        27,144
The Marcus Corp.                               1,200        30,696
ValueVision Media, Inc., Class A (a)           3,000        39,420
West Marine, Inc. (a)                          2,000        34,540
                                                         ---------
                                                           638,608
                                                         ---------
Consumer Hard Goods--4.3%
Aftermarket Technology Corp. (a)               2,000        42,560
Asbury Automotive Group, Inc.                  2,000        47,120
Churchill Downs, Inc.                            750        32,055
Hooker Furniture Corp.                         3,300        51,744
Keystone Automotive Industries, Inc. (a)       1,000        33,990
Kimball International, Inc., Class B Shares    1,800        43,740
Movado Group, Inc.                             1,200        34,800
RC2 Corp. (a)                                  1,200        52,800
Steinway Musical Instruments, Inc. (a)         1,700        52,683
Universal Electronics, Inc. (a)                1,400        29,428
                                                         ---------
                                                           420,920
                                                         ---------
Consumer Staples--2.4%
Coca-Cola Bottling Co. (b)                       950        65,009
Diamond Foods, Inc.                            3,000        57,030
J & J Snack Food Corp.                         1,400        57,960
WD-40 Co.                                      1,000        34,870
Wild Oats Markets, Inc. (a)                    1,600        23,008
                                                         ---------
                                                           237,877
                                                         ---------
Financials--21.3%
ASTA Funding, Inc. (b)                         1,600        48,704
Bancorp Inc/Wilmington DE (a)                  2,100        62,160
Bank of Granite Corp.                          2,550        48,374
BankUnited Financial Corp.                     2,000        55,920
Brookline Bancorp, Inc. (a)                    3,650        48,071
Cadence Financial Corp.                        1,400        30,338
Cascade Bancorp (b)                            1,750        54,303
Centerstate Banks of Florida, Inc. (b)         2,000        41,800
City Bank Lynnwood WA                          1,800        64,440
CoBiz, Inc.                                    1,700        37,468
Corvel Corp. (a)                               1,100        52,327
Darwin Professional Underwriters, Inc. (a)     1,750        41,038
First Bancorp (b)                              1,400        30,576
First Charter Corp.                            2,000        49,200
First Financial Corp.                          1,500        53,175
First Financial Holdings, Inc.                 1,300        50,934
First South Bancorp, Inc. (b)                  1,500        47,835
GB&T Bancshares, Inc.                          1,800        39,906
Great Southern Bancorp, Inc.                   1,400        41,314
Heartland Financial USA, Inc. (b)              1,700        49,045
Horizon Financial Corp.                        2,475        59,549
Innkeepers USA Trust REIT                      2,050        31,775
Integra Bank Corp.                             1,400        38,528
James River Group, Inc.                        1,800        58,176
KNBT Bancorp, Inc.                             2,800        46,844
Macatawa Bank Corp.                            1,400        29,764
Medallion Financial Corp.                      2,300        28,451
Mercantile Bank Corp.                            750        28,275
NBT Bancorp, Inc.                              1,200        30,612
Ocwen Financial Corp. (a)                      2,150        34,099
Omega Financial Corp.                            800        25,536
Penson Worldwide, Inc. (a)                     1,500        41,115
Pinnacle Financial Partners, Inc. (a)          1,800        59,724
PMA Capital Corp., Class A Shares (a)          6,000        55,320
Renasant Corp.                                 1,500        45,945
S&T Bancorp, Inc.                              1,000        34,670
Security Bank Corp.                            1,400        31,948
Shore Bancshares, Inc.                         2,000        60,320
Southside Bancshares, Inc.                     1,200        30,876
Southwest Bancorp, Inc.                        1,400        39,004
Suffolk Bancorp                                  900        34,317
TierOne Corp.                                  1,750        55,318
Tower Group, Inc.                              1,100        34,177
TriCo Bancshares                               1,000        27,210
Virginia Commerce Bancorp (a)                  2,300        45,724
Washington Trust Bancorp, Inc.                 1,100        30,679
World Acceptance Corp. (a)                       800        37,560
WSFS Financial Corp.                             750        50,198
                                                         ---------
                                                         2,072,642
                                                         ---------
Health Care--19.6%
Albany Molecular Research, Inc. (a)            6,800        71,808
Amsurg Corp. (a)                               1,800        41,400
Biosite, Inc. (a)                                800        39,080
Cambrex Corp.                                  2,700        61,344
Cypress Bioscience, Inc. (a)                   3,400        26,350
Datascope Corp.                                1,400        51,016
Diversa Corp. (a)                              3,600        39,168
Enzon Pharmaceuticals, Inc. (a)                9,100        77,441
Five Star Quality Care, Inc. (a)               5,000        55,750
Gentiva Health Services, Inc.                  4,000        76,240
Greatbatch, Inc. (a)                           2,500        67,300
LifeCell Corp. (a)                             1,700        41,038
Ligand Pharmaceuticals, Inc., Class B (a)      3,500        38,325
Martek Biosciences Corp. (a)                   1,400        32,676
Meridian Bioscience, Inc.                      1,400        34,342
MWI Veterinary Supply, Inc. (a)                1,000        32,300
Natus Medical, Inc. (a)                        1,800        29,898
Nighthawk Radiology Holdings, Inc. (a)         1,700        43,350
Noven Pharmaceuticals, Inc. (a)                1,400        35,630
Pain Therapeutics, Inc. (a) (b)                7,300        64,970
Palomar Medical Technologies, Inc. (a)(b)      1,250        63,338
Pharmanet Development Group, Inc. (a)          3,100        68,417
Pozen, Inc. (a)                                4,200        71,358
PRA International (a)                          2,000        50,540
Prestige Brands Holdings, Inc. (a)             2,500        32,550
Progenics Pharmaceuticals, Inc. (a)            1,600        41,184
Quidel Corp. (a)                               4,000        54,480
Radiation Therapy Services, Inc. (a)           1,400        44,128
Savient Pharmaceuticals, Inc. (a)              4,150        46,522
Sciele Pharma, Inc. (a)                        2,400        57,600
Spectranetics Corp. (a)                        4,500        50,805
SuperGen, Inc. (a)                             7,500        38,100
SurModics, Inc. (a) (b)                        1,300        40,456
USANA Health Sciences, Inc. (a)                1,100        56,826
Viropharma, Inc. (a)                           4,200        61,488
Vital Signs, Inc.                              1,400        69,888
Volcano Corp. (a)                              2,600        42,614
Zoll Medical Corp. (a)                           900        52,416
                                                         ---------
                                                         1,902,136
                                                         ---------
Industrials--10.4%
American Woodmark Corp. (b)                    1,000        41,850
BlueLinx Holdings, Inc. (b)                    4,300        44,720
Builders FirstSource, Inc. (a)                 3,000        53,490
CIRCOR International, Inc.                     1,100        40,469
Comfort Systems USA, Inc.                      5,200        65,728
Dynamex, Inc. (a)                              3,400        79,424
Electro Rent Corporation                       1,800        30,060
EnPro Industries, Inc. (a)                     1,400        46,494
Freightcar America, Inc.                       1,100        60,995
Heico Corp.                                    1,400        54,362
Heidrick & Struggles International (a)         1,000        42,360
Insteel Industries, Inc.                       2,700        48,033
K&F Industries Holdings, Inc. (a)              2,600        59,046
Lufkin Industries, Inc.                          750        43,560
Metal Management, Inc.                         1,200        45,420
Rofin-Sinar Technologies, Inc. (a)             1,050        63,483
Semitool, Inc. (a)                             3,800        50,578
Standard Parking Corp. (a)                     1,100        42,251
Tennant Co.                                    1,800        52,200
Volt Information Sciences, Inc. (a)              900        45,189
                                                         ---------
                                                         1,009,712
                                                         ---------
Information--8.4%
Ambassadors Group, Inc.                        1,800        54,630
CBIZ, Inc. (a)                                 3,600        25,092
Courier Corp.                                    600        23,382
CRA International, Inc. (a)                      650        34,060
Cumulus Media Inc-CL A (a) (b)                 3,400        35,326
Ennis, Inc.                                    2,100        51,366
GSI Commerce, Inc. (a)                         2,800        52,500
Harris Interactive, Inc. (a)                   6,000        30,240
Huron Consulting Group, Inc. (a)               1,000        45,340
ICT Group, Inc. (a)                            1,700        53,703
Infocrossing, Inc. (a) (b)                     4,600        74,980
Internet Capital Group, Inc. (a)               4,900        50,274
Interwoven, Inc. (a)                           3,750        55,013
Layne Christensen Co. (a)                      1,200        39,396
Loopnet, Inc. (a)                              3,000        44,940
PAREXEL International Corp. (a)                1,700        49,249
SonicWall, Inc. (a)                            4,900        41,258
Vertrue, Inc. (a)                                700        26,887
World Wrestling Entertainment, Inc.            1,800        29,340
                                                         ---------
                                                           816,976
                                                         ---------
Materials--4.4%
Brush Engineered Materials, Inc. (a)           1,500        50,655
Koppers Holdings, Inc.                         2,950        76,907
Lydall, Inc. (a)                               2,200        23,782
Pioneer Companies, Inc. (a)                    2,100        60,186
Quaker Chemical Corp.                          1,500        33,105
Schulman A, Inc.                               2,800        62,300
Spartech Corp.                                 1,200        31,464
Steel Technologies, Inc.                       3,000        52,650
Wausau Paper Corp.                             2,300        34,477
                                                         ---------
                                                           425,526
                                                         ---------
Oil And Gas Producer--2.8%
Callon Petroleum Co. (a)                       3,700        55,611
MarkWest Hydrocarbon, Inc.                     1,600        77,680
NATCO Group, Inc. (a)                          1,400        44,632
Rosetta Resources, Inc. (a)                    3,000        56,010
Trico Marine Services, Inc. (a)                1,000        38,310
                                                         ---------
                                                           272,243
                                                         ---------
Technology--16.5%
Actel Corp. (a)                                1,700        30,872
Aeroflex, Inc. (a)                             5,300        62,116
Ansoft Corporation (a)                         2,500        69,500
Aspen Technology, Inc. (a)                     4,100        45,182
Bel Fuse, Inc.                                 1,000        34,790
Cabot Microelectronics (a)                     1,800        61,092
Cirrus Logic, Inc. (a)                         7,200        49,536
Coinstar, Inc. (a)                             1,600        48,912
Computer Programs & Systems, Inc.              1,450        49,286
Covansys Corp. (a)                             3,000        68,850
CTS Corp.                                      4,350        68,295
Digi International, Inc. (a)                   5,300        73,087
DSP Group, Inc. (a)                            1,800        39,060
EMS Technologies, Inc. (a)                     3,000        60,090
Exar Corp. (a)                                 3,000        39,000
Inter-Tel, Inc.                                2,200        48,752
Landauer, Inc.                                 1,450        76,082
LTX Corp. (a)                                 10,000        56,000
Mapinfo Corp. (a)                              5,000        65,250
Methode Electronics, Inc.                      3,700        40,071
Packeteer, Inc. (a)                            4,900        66,640
Park Electrochemical Corp.                     2,100        53,865
Planar Systems, Inc. (a)                       4,000        38,680
Radyne Corp. (a)                               3,000        32,220
ScanSource, Inc. (a)                           1,500        45,600
Secure Computing Corp. (a)                     6,700        43,952
SPSS, Inc. (a)                                 1,900        57,133
Supertex, Inc. (a)                               850        33,363
Ulticom, Inc. (a)                              4,800        46,032
WebMethods, Inc. (a)                           5,400        39,744
Zygo Corp. (a)                                 3,900        64,155
                                                         ---------
                                                         1,607,207
                                                         ---------
Telecommunications--1.4%
North Pittsburgh Systems, Inc.                 2,100        50,694
NTELOS Holdings Corp. (a)                      2,200        39,336
Oplink Communications, Inc. (a)                2,200        45,232
                                                         ---------
                                                           135,262
                                                         ---------
Utilities--1.6%
Central Vermont Public Service Corp.           1,450        34,148
Energysouth, Inc. (b)                          1,400        56,140
Laclede Group Inc./The                         1,050        36,782
The Empire District Electric Co.               1,200        29,619
                                                         ---------
                                                           156,689
                                                         ---------
Total Equities
            (Cost $9,174,192)                            9,695,798
                                                         ---------

                                                       RATE         SHARES        VALUE ($)
                                                       ----        -------       -----------
INVESTMENT OF CASH COLLATERAL--7.6%
BlackRock Cash Strategies L.L.C. (c)
     (Cost $737,654)                                   5.32%       737,654           737,654
                                                                                 -----------
TOTAL UNAFFILIATED INVESTMENTS - (Cost $9,911,846)                                10,433,452
                                                                                 -----------
AFFILIATED INVESTMENTS - 0.5%
Dreyfus Institutional Preferred
     Plus Money Market Fund (c)(d)
     (Cost $44,751)                                    5.35%        44,751            44,751
                                                                                 -----------
TOTAL INVESTMENTS - 107.8% (Cost $ 9,956,597)                                     10,478,203
                                                                                 -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8%)                                      (759,449)
                                                                                 -----------
NET ASSETS - 100%                                                                  9,718,754
                                                                                 ===========

NOTES TO SCHEDULE OF INVESTMENTS:
REIT - Real Estate Investment Trust

(a)   Non-income producing security

(b)   Security, or a portion of thereof, was on loan at December 31, 2006.

(c)   Stated rate is the seven day yield for the fund at December 31, 2006.

(d)   Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $9,956,597. Net unrealized appreciation aggregated $521,606 of which $788,255 related to appreciated investment securities and $266,649 related to depreciated investment securities.

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
Mellon Institutional Market Neutral Fund
December 31, 2006 (Unaudited)

SECURITY DESCRIPTION                               SHARES      VALUE
--------------------                               ------     -------
EQUITIES - 96.5%
CONSUMER DISCRETIONARY - 17.2%
Aeropostale, Inc. (a)                                 300         9,261
American Eagle Outfitters                             600        18,726
AnnTaylor Stores Corp. (a)                            900        29,556
ArvinMeritor, Inc.                                    600        10,938
Brinker International, Inc.                           600        18,096
CBS Corp.                                             300         9,354
Darden Restaurants, Inc.                              500        20,085
Family Dollar Stores, Inc.                          1,200        35,196
Furniture Brands International, Inc.                  500         8,115
Harley-Davidson, Inc.                                 200        14,094
ITT Educational Services, Inc.                        100         6,637
KB Home                                               200        10,256
Kohls Corp. (a)                                       100         6,843
Lowe's Companies, Inc.                                600        18,690
Mattel, Inc.                                          200         4,532
McClatchy Co., Class A                                600        25,980
Meredith Corp.                                        500        28,175
Omnicom Group                                         100        10,454
Pool Corp.                                            900        35,253
Ruby Tuesday                                        1,000        27,440
Sherwin-Williams Corp.                                400        25,432
Staples, Inc.                                         500        13,350
Target Corp.                                          100         5,705
The DIRECTV Group, Inc. (a)                           700        17,458
TJX Companies, Inc.                                   700        19,936
Valassis Communications, Inc. (a)                     400         5,800
Williams-Sonoma, Inc.                                 300         9,432
                                                              ---------
                                                                444,794
                                                              ---------
CONSUMER STAPLES - 7.3%
Estee Lauder Companies, Class A                       500        20,410
Hormel Foods Corp.                                    300        11,202
McCormick & Co., Inc.                                 700        26,992
Pepsi Bottling Group, Inc.                            900        27,819
Safeway, Inc.                                       1,400        48,384
The Kroger Co.                                        500        11,535
Walgreen Co.                                          900        41,301
                                                              ---------
                                                                187,643
                                                              ---------
ENERGY - 6.7%
ConocoPhillips                                        100         7,195
Halliburton                                           300         9,315
Holly Corp.                                           400        20,560
Nabors Industries Ltd. (a)                          1,000        29,780
Overseas Shipholding Group                            100         5,630
Patterson-UTI Energy, Inc.                          1,000        23,230
Superior Energy Services, Inc. (a)                    300         9,804
Tidewater, Inc.                                       300        14,535
Unit Corp. (a)                                        200         9,672
XTO Energy, Inc.                                      900        42,345
                                                              ---------
                                                                172,066
                                                              ---------
FINANCIALS - 11.1%
AmeriCredit Corp. (a)                               1,500        37,755
Cincinnati Financial Corp.                            800        36,248
CIT Group, Inc.                                       400        22,308
IndyMac Bancorp, Inc.                                 100         4,516
Jones Lang Lasalle                                    200        18,434
Lehman Brothers Holdings, Inc.                        300        23,436
MGIC Investment Corp.                                 100         6,254
National Ciy Corp.                                    300        10,968
Ohio Casualty Corp.                                 1,400        41,734
Philadelphia Consolidated Holding Corp. (a)           300        13,368
Reinsurance Group of America                          100         5,570
SAFECO Corp.                                          700        43,785
Sky Financial Group, Inc.                             300         8,562
Slim Corp.                                            300        14,631
                                                              ---------
                                                                287,569
                                                              ---------
HEALTH CARE - 9.6%
AmerisourceBergen Corp.                               600        26,976
Barr Pharmaceuticals, Inc. (a)                        200        10,024
Caremark Rx, Inc.                                     200        11,422
Cytyc Corp. (a)                                       900        25,470
Edwards Lifesciences (a)                              200         9,408
Forest Laboratories, Inc.                             100         5,060
Kinetic Concepts, Inc. (a)                            700        27,685
Lifepoint  Hospitals, Inc. (a)                        400        13,480
Lincare Holdings, Inc. (a)                            500        19,920
McKesson Corp.                                        200        10,140
Mylan Laboratories, Inc.                            1,400        27,944
Quest Diagnostics                                     100         5,300
Schering-Plough Corp.                                 600        14,184
Stryker Corp.                                         100         5,511
Wellcare Group, Inc. (a)                              500        34,450
                                                              ---------
                                                                246,974
                                                              ---------
INDUSTRIALS - 10.3%
Allied Waste Industries, Inc. (a)                   2,100        25,809
Avery Dennison Corp.                                  100         6,793
Cintas Corp.                                          200         7,942
Continental Airlines, Class B (a)                     500        20,625
Covanta Holding Corp. (a)                           1,500        33,060
Cummins, Inc.                                         200        23,636
Equifax, Inc.                                         100         4,060
Gardner Denver, Inc. (a)                              200         7,462
Hunt (JB) Transport Services, Inc.                    500        10,385
Ingersoll-Rand Co., Class A                           500        19,565
Joy Global, Inc.                                      200         9,668
Korn/Ferry International (a)                          500        11,480
Lockheed Martin Corp.                                 300        27,621
Manpower, Inc.                                        300        22,479
Paccar, Inc.                                          200        12,980
Terex Corp.                                           200        12,916
Thomas & Betts Corp. (a)                              200         9,456
                                                              ---------
                                                                265,937
                                                              ---------
INFORMATION TECHNOLOGY - 14.7%
Alliance Data Systems Corp. (a)                       300        18,741
Altera Corp. (a)                                      700        13,776
AVX Corp.                                             500         7,395
Comverse Technology, Inc. (a)                         600        12,666
Convergys Corp. (a)                                   400         9,512
CSG Systems International, Inc. (a)                   300         8,019
Fiserv, Inc. (a)                                      400        20,968
Ingram Micro, Inc., Class A (a)                     1,000        20,410
International Business Machines Corp.                 500        48,575
Lam Research Corp. (a)                                500        25,310
Fiserv, Inc. (a)                                      200        14,640
Mettler-Toledo International, Inc. ADR (a)            400        31,540
Micrel, Inc. (a)                                    1,200        12,936
Molex, Inc.                                           800        25,304
MPS Group, Inc. (a)                                   600         8,508
National Instruments Corp.                            900        24,516
Newport Corp. (a)                                     400         8,380
Novellus Systems, Inc. (a)                            500        17,210
Plexs Corp. (a)                                       200         4,776
Total System Services, Inc.                           900        23,751
Wind River Systems, Inc. (a)                        1,500        15,375
Xilinx, Inc.                                          300         7,143
                                                              ---------
                                                                379,451
                                                              ---------
MATERIALS - 9.5%
Bemmis Co.                                            800        27,184
Eagle Materials, Inc.                               1,000        43,230
Nucor Corp.                                           100         5,466
Olin Corp.                                          2,000        33,040
Packaging Corp. of America                          1,000        22,100
Pactiv Corp. (a)                                      200         7,138
Phelps Dodge Corp.                                    200        23,944
Rohm & Haas Co.                                       200        10,224
Steel Dynamics, Inc.                                  300         9,735
Temple Inland, Inc.                                   500        23,015
Valspar Corp.                                       1,500        41,460
                                                              ---------
                                                                246,536
                                                              ---------
TELECOMMUNICATION SERVICES - 0.2 %
Centurytel, Inc.                                      100         4,366
                                                              ---------

UTILITIES - 9.9%
AGL Resources, Inc.                                   400        15,564
Allegheny Energy, Inc. (a)                            900        41,319
Centerpoint Energy, Inc.                            2,000        33,160
NRG Energy, Inc. (a)                                  700        39,207
Oneok, Inc.                                           200         8,624
P G & E Corp.                                         900        42,597
Reliant Energy, Inc. (a)                            1,400        19,894
Sierra Pacific Resources (a)                        1,700        28,611
TXU Corp.                                             500        27,105
                                                              ---------
                                                                256,081
                                                              ---------
TOTAL EQUITIES (Cost $2,326,439)                              2,491,417
                                                              ---------

                                                         RATE      MATURITY     PAR VALUE     VALUE
                                                         ----      --------     ---------   ---------
SHORT TERM INVESTMENTS - 12.5%
Bear Stearns Companies Inc. Repo                         4.85%     1/2/2007     322,991       322,991
                                                                                            ---------
(Dated 12/29/2006, Collateralized by U.S.
Treausry Strip 7.25% due 5/15/2016 valued
at $334,844. Repurchase proceeds are $323,165)
(Cost $322,991)

TOTAL INVESTMENTS - 109.0% (Cost $2,649,430)                                                2,814,408
                                                                                            ---------
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0%)                                               (229,890)
                                                                                            ---------
NET ASSETS - 100%                                                                           2,584,518
                                                                                            =========

NOTES TO SCHEDULE OF INVESTMENTS:
ADR - American Depository Receipt
(a) Non-income producing security

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $2,649,430. Net unrealized appreciation aggregated $164,978 of which $223,461 related to appreciated investment securities and $58,483 related to depreciated investment securities.

                                                        SHARES          VALUE
                                                        ------      -----------
EQUITIES SOLD SHORT - (96.6%)
CONSUMER DISCRETIONARY - (19.7%)
Barnes & Noble, Inc.                                      (200)         (7,942)
Borders Group, Inc.                                     (1,100)        (24,585)
BorgWarner, Inc.                                          (100)         (5,902)
Boyd Gaming Corp.                                         (500)        (22,655)
Cheesecake Factory, Inc. (a)                              (200)         (4,920)
Chico's FAS, Inc. (a)                                     (400)         (8,276)
Coldwater Creek, Inc. (a)                                 (700)        (17,164)
Dow Jones & Co., Inc.                                     (300)        (11,400)
Eastman Kodak Co.                                       (1,500)        (38,700)
H&R Block, Inc.                                           (900)        (20,736)
Jarden Corp. (a)                                          (200)         (6,958)
Johnson Controls, Inc.                                    (100)         (8,592)
Lamar Advertising Co. (a)                                 (500)        (32,695)
Mohawk Industries, Inc. (a)                               (200)        (14,972)
Pacific Sunware of California (a)                         (300)         (5,874)
Panera Bread Company (a)                                  (800)        (44,728)
Polo Ralph Lauren Corp.                                   (100)         (7,766)
RadioShack Corp.                                        (1,000)        (16,780)
Regis Corp.                                               (500)        (19,770)
RH Donnelley Corp. (a)                                    (700)        (43,911)
Scientific Games Corp. (a)                              (1,200)        (36,276)
Starbucks (a)                                             (600)        (21,252)
Timberland Co., Class A (a)                               (500)        (15,790)
Toll Brothers, Inc. (a)                                   (500)        (16,115)
Tribune Co.                                               (300)         (9,234)
Urban Outfitters, Inc. (a)                              (2,000)        (46,060)
                                                                    ----------
                                                                      (509,053)
                                                                    ----------
CONSUMER STAPLES - (4.3%)
BJ'S Wholesale Club, Inc. (a)                             (200)         (6,222)
Ruddick Corp.                                             (700)        (19,425)
The Hershey Co.                                           (600)        (29,880)
Tyson Foods, Inc., Class A Shares                       (2,700)        (44,415)
WM Wrigley Jr Co.                                         (200)        (10,344)
                                                                    ----------
                                                                      (110,286)
                                                                    ----------
ENERGY - (5.9%)
Diamond Offshore Drilling                                 (400)        (31,976)
FMC Technologies, Inc. (a)                                (100)         (6,163)
Hanover Compressor Co. (a)                              (1,300)        (24,557)
Massey Energy                                             (700)        (16,261)
Pride International, Inc. (a)                             (200)         (6,002)
Schlumberger Ltd.                                         (300)        (18,948)
Southwestern Energy Co. (a)                               (700)        (24,535)
Transocean, Inc. (a)                                      (300)        (24,267)
                                                                    ----------
                                                                      (152,709)
                                                                    ----------
FINANCIALS - (12.0%)
AON Corp.                                               (1,100)        (38,874)
Arthur J Gallagher & Co.                                (1,200)        (35,460)
Compass Bancshares, Inc.                                  (100)         (5,965)
Conseco, Inc. (a)                                       (2,100)        (41,958)
Everest Re Group Ltd.                                     (100)         (9,811)
First American Corp.                                      (200)         (8,136)
Forest City Enterprises, Inc. (a)                         (600)        (35,040)
Mercury General Corp.                                     (300)        (15,819)
Moody's                                                   (100)         (6,906)
Nuveen Investments, Class A                               (600)        (31,128)
People's Bank/Bridgeport CT                               (800)        (35,696)
T Row Price Group, Inc.                                   (200)         (8,754)
The St. Paul Travelers Companies, Inc.                    (500)        (26,845)
Valley National Bancorp                                   (200)         (5,302)
Wilmington Trust Corp.                                    (100)         (4,217)
                                                                    ----------
                                                                      (309,911)
                                                                    ----------
HEALTH CARE - (7.8%)
Abraxis Bioscience, Inc. (a)                              (200)         (5,468)
Allergan                                                  (300)        (35,922)
Boston Scientific Corp. (a)                               (500)         (8,590)
Bristol-Myers Squibb Co.                                (1,000)        (26,320)
Covance, Inc. (a)                                         (300)        (17,673)
Omnicare, Inc.                                            (900)        (34,767)
Par Pharmaceutical Cos, Inc. (a)                        (1,200)        (26,844)
Pediatrix Medical Group, Inc. (a)                         (300)        (14,670)
Resmed, Inc. (a)                                          (200)         (9,844)
Respirionics, Inc. (a)                                    (100)         (3,775)
St. Jude Medical, Inc.                                    (400)        (14,624)
Triad Hospitals (a)                                       (100)         (4,183)
                                                                    ----------
                                                                      (202,680)
                                                                    ----------
INDUSTRIALS - (10.7%)
Agco Corp. (a)                                            (200)         (6,188)
Airtran Holdings, Inc. (a)                              (1,100)        (12,914)
Alexander & Baldwin, Inc.                                 (300)        (13,302)
Brinks Co.                                                (300)        (19,176)
DRS Technologies, Inc.                                    (300)        (15,804)
Expeditors International Washington, Inc.                 (500)        (20,250)
Flowserve Corp. (a)                                       (200)        (10,094)
Fluor Corp.                                               (100)         (8,165)
GATX Corp.                                                (600)        (25,998)
HNI Corp.                                                 (500)        (22,205)
Hubbell, Inc.                                             (500)        (22,605)
R.H. Donnelley & Sons (a)                                 (100)         (3,554)
Shaw Group, Inc. (a)                                    (1,500)        (50,250)
Stericycle, Inc. (a)                                      (500)        (37,750)
The Corporate Executive Board Co.                         (100)         (8,770)
                                                                    ----------
                                                                      (277,025)
                                                                    ----------
INFORMATION TECHNOLOGY - (12.3%)
ADC Telecommunications, Inc. (a)                        (1,000)        (14,530)
Adobe Systems, Inc. (a)                                   (700)        (28,784)
Advent Software, Inc. (a)                                 (100)         (3,529)
Autodesk, Inc. (a)                                        (200)         (8,092)
Avid Technology, Inc. (a)                                 (600)        (22,356)
CA, Inc.                                                  (900)        (20,385)
Cognizant Technology Solutions Corp. (a)                  (100)         (7,716)
Computer Sciences Corp. (a)                               (300)        (16,011)
Dell, Inc. (a)                                            (500)        (12,545)
Electronic Arts, Inc. (a)                                 (300)        (15,108)
Hewitt Assocs, Inc. (a)                                 (1,600)        (41,200)
Intel Corp.                                               (700)        (14,175)
International Rectifier Corp. (a)                         (500)        (19,265)
Iron Mountain, Inc. (a)                                   (400)        (16,536)
Kla - Tencor Corp.                                        (100)         (4,975)
Microsoft Corp.                                           (400)        (11,944)
Parametric Technology Corp. (a)                           (200)         (3,604)
Sandisk Corp. (a)                                         (400)        (17,212)
Silicon Laboratories, Inc. (a)                            (900)        (31,185)
Tech Data Corp. (a)                                       (200)         (7,574)
                                                                    ----------
                                                                      (316,726)
                                                                    ----------
MATERIALS - (12.1%)
Bowater, Inc.                                             (900)        (20,250)
Cabot Corp.                                               (300)        (13,071)
Cytec Industries, Inc.                                    (700)        (39,557)
Glatfelter                                              (1,400)        (21,700)
Martin Marietta Materials                                 (100)        (10,391)
Monsanto Co.                                              (400)        (21,012)
Mosaic Co. (a)                                          (2,200)        (46,992)
Owens-Illinois, Inc. (a)                                (2,400)        (44,280)
RPM International                                         (400)         (8,356)
Smurfit-Stone Container Corp. (a)                         (900)         (9,504)
Vulcan Materials Co.                                      (300)        (26,961)
Weyerhaeuser Co.                                          (700)        (49,455)
                                                                    ----------
                                                                      (311,529)
                                                                    ----------
TELECOMMUNICATION SERVICES - (1.7%)
NII Holdings, Inc. (a)                                    (100)         (6,444)
SBA Communications Corp. (a)                            (1,000)        (27,500)
Sprint Nextel Corp.                                       (500)         (9,445)
                                                                    ----------
                                                                       (43,389)
                                                                    ----------
UTILITIES - (10.1%)
Alliant energy Corp.                                    (1,100)        (41,547)
Ameren Corp.                                              (500)        (26,865)
Black Hills Corp.                                         (200)         (7,388)
DPL, Inc.                                               (1,400)        (38,893)
Equitable Resources, Inc.                               (1,100)        (45,926)
Exelon Corp.                                              (700)        (43,324)
FPL Group, Inc.                                           (200)        (10,885)
Southern Union Co.                                        (400)        (11,181)
The Southern Co.                                          (300)        (11,059)
Vectren Corp.                                             (300)         (8,485)
WPS Resources Corp.                                       (300)        (16,209)
                                                                    ----------
                                                                      (261,762)
                                                                    ----------
Total Equities Sold Short (Proceeds $2,385,586)                     (2,495,070)
                                                                    ----------

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
Newton International Equity Fund
December 31, 2006 (Unaudited)

SECURITY                                           SHARES       VALUE ($)
--------                                         ---------     ----------
UNAFFILIATED INVESTMENTS - 99.5%
Equities--98.5%
Australia--3.0%
ABC Learning Centres Ltd.                           58,995        391,094
Telstra Corp. (a)                                   69,312        147,146
Telstra Corp. Ltd.                                 138,624        452,925
Transurban Group (a)                                51,558        310,055
                                                               ----------
                                                                1,301,220
                                                               ----------
Belgium--0.9%
KBC Groupe                                           3,300        404,519
                                                               ----------
Brazil--6.8%
All America Latina Logistica (a)                    56,094        582,484
Companhia de Bebidas das Americas - ADR (a)          8,573        418,362
Diagnosticos da America SA (a)                      21,179        452,844
Gafisa SA (a)                                       24,832        371,491
Natura Cosmeticos SA                                36,600        516,857
Petroleo Brasileiro SA - ADR (a)                     6,006        561,441
                                                               ----------
                                                                2,903,479
                                                               ----------
Canada--0.4%
Oncolytics Biotech Inc. (a)                         93,674        191,991
                                                               ----------
Colombia--0.7%
Suramericana de Inversiones                         31,144        285,255
                                                               ----------
Finland--0.7%
Elisa Oyj                                           10,817        296,165
                                                               ----------
France--8.6%
Alcatel SA                                          43,212        621,499
AXA SA                                               6,329        256,129
L'Oreal SA                                           4,003        400,901
Sanofi-Synthelabo SA                                 8,195        756,391
Societe Generale                                     5,136        871,516
Veolia Environnement                                 3,154        243,043
Vivendi SA                                          13,406        523,778
                                                               ----------
                                                                3,673,257
                                                               ----------
Germany--12.3%
Allianz SE                                           2,520        514,599
Comdirect Bank AG                                   31,982        389,508
Deutsche Boerse AG                                   3,779        695,203
Deutsche Post AG                                    10,785        325,032
Deutsche Postbank AG                                 6,488        547,642
Deutsche Wohnen AG                                   7,113        455,014
E On AG                                              4,764        646,399
K+S AG                                               2,478        268,771
Praktiker Bau- und Heimwerkermaerkte AG             13,339        476,454
SAP AG                                              13,676        726,511
Symrise AG                                           8,730        224,625
                                                               ----------
                                                                5,269,758
                                                               ----------
Hong Kong--2.5%
Esprit Holdings Ltd.                                43,500        485,745
Shanghai Real Estates Ltd.                       1,638,000        566,520
                                                               ----------
                                                                1,052,265
                                                               ----------
Indonesia--1.5%
Astra International Tbk                            172,500        301,385
Bank of Central Asia PT                            582,000        336,791
                                                               ----------
                                                                  638,176
                                                               ----------
Ireland--1.1%
Irish Life & Permanent PLC                          16,932        466,943
                                                               ----------
Italy--1.1%
UniCredito Italiano Spa                              8,211         71,941
UniCredito Italiano Spa                             46,814        410,778
                                                               ----------
                                                                  482,719
                                                               ----------
Japan--12.9%
Canon, Inc.                                          8,900        500,966
Japan Tobacco, Inc.                                    108        521,717
Kao Corp.                                           12,000        323,616
Mitsubishi Tokoyo Financial Group                       35        432,244
Mizuho Financial Group, Inc.                            56        399,899
Murata Manufacturing Co., Ltd.                       4,500        304,335
Nikko Cordial Corp.                                 45,000        516,046
Nippon System Development Co., Ltd.                  9,000        285,810
NTT Data Corp.                                          63        315,450
The Daimaru, Inc.                                   29,000        392,985
Toyota Motor Corp.                                  15,800      1,056,608
Yamada Denki Co., Ltd.                               5,700        483,660
                                                               ----------
                                                                5,533,336
                                                               ----------
Kazakhstan--1.1%
Kazkommertsbank - GDR (a)                           20,185        466,274
                                                               ----------
Malaysia--1.1%
AMMB Holdings Berhad                               231,000        208,273
Bursa Malaysia Bhd                                 107,700        245,814
                                                               ----------
                                                                  454,087
                                                               ----------
Mexico--0.4%
Grupo FAMSA SA                                      41,500        186,347
Netherlands--4.2%
Ing Groep NV CVA                                     5,868        260,082
Philips Electronics NV                               9,082        342,374
Reed Elsevier NV                                    32,416        552,626
Royal Numico NV                                     12,082        649,645
                                                               ----------
                                                                1,804,727
                                                               ----------
Russia--2.2%
AFK Sistema - GDR                                   12,257        392,224
Lukoil - ADR                                         1,954        170,780
Oao Gazprom - ADR                                    5,677        261,142
Sistema Hals GDR (a)                                 8,400        111,720
                                                               ----------
                                                                  935,866
                                                               ----------
Singapore--2.5%
DBS Group Holdings, Ltd.                            33,000        486,497
Singapore Airlines Ltd.                             52,000        593,607
                                                               ----------
                                                                1,080,104
                                                               ----------
South Africa--0.6%
MTN Group Ltd.                                      21,399        261,509
                                                               ----------
South Korea--2.6%
Hana Financial Group, Inc.                           5,710        300,397
Lotte Shopping Co. Ltd.                                306        127,075
Samsung Electronics Co., Ltd 144A GDR                1,037        341,173
Samsung Fire & Marine Insurance Co., Ltd.            1,940        337,074
                                                               ----------
                                                                1,105,719
                                                               ----------
Sweden--3.2%
Ericsson LM                                        176,240        711,288
Nordea Bank AB                                      21,861        336,642
Skandinaviska Enskilda                              10,600        336,520
                                                               ----------
                                                                1,384,450
                                                               ----------
Switzerland--10.4%
Compagnie Financiere Richemont AG                    6,146        358,088
Nestle SA                                            2,542        903,238
Nobel Biocare Holding AG                             1,121        331,397
Novartis AG                                         15,700        905,076
Roche Holding AG                                     5,121        918,216
Syngenta AG (a)                                      1,858        345,650
Synthes Inc.                                         2,678        319,312
UBS AG (a)                                           6,242        379,304
                                                               ----------
                                                                4,460,281
                                                               ----------
Taiwan--0.7%
Fubon Financial Holding Co., Ltd.                  334,000        312,676
                                                               ----------
Thailand--2.1%
Advanced Info Service PCL                          101,300        223,077
Bank of Ayudhya PCL                                591,100        308,734
Siam Commercial Bank Public Co. Ltd.               231,600        387,417
                                                               ----------
                                                                  919,228
                                                               ----------
United Kingdom--14.9%
Anglo American PLC                                  13,310        649,046
AstraZeneca PLC                                      5,397        289,908
BHP Billition                                       13,919        254,631
Cable & Wireless PLC                               109,637        338,572
GlaxoSmithKline PLC                                 44,108      1,160,488
ICAP PLC                                            72,042        674,826
Imperial Tobacco Group PLC                           7,136        280,786
Prudential PLC                                      27,801        380,691
Reuters Group PLC                                   60,500        527,331
Smith & Nephew PLC                                  50,818        530,235
Standard Chartered PLC                              25,004        730,302
Vodafone Group PLC                                 212,860        589,618
                                                               ----------
                                                                6,406,434
                                                               ----------
Total Equities (Cost $37,262,569)                              42,276,785
                                                               ----------
Preferred Stocks--1.0%
Germany
Henkel KGaA (Cost $425,407)                          2,892        425,407
                                                               ----------

                                                       RATE         SHARES       VALUE($)
                                                       -----        ------      ----------
Short-Term Investments--0.0%
Affiliated Investments
Dreyfus Institutional Preferred Plus Money
Market Fund (b)(c) (cost $923)                         5.35%         923               923
Total Investments - 99.5% (cost $37,688,899)                                    42,703,115
                                                                                ----------
Other Assets, less Other Liabilties - 0.5%                                         221,526
                                                                                ----------
Net Assets - 100%                                                               42,924,641
                                                                                ==========

NOTES TO SCHEDULE OF INVESTMENTS:
ADR - American Depository Receipts
GDR - Global Depository Receipts

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At the period end, the value of these securities amounted to $341,173 or 0.8% of net assets.

(a)   Non-income producing security

(b)   Stated rate is the seven day yield for the fund at December 31, 2006.

(c)   Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $37,688,899. Net unrealized appreciation aggregated $5,014,216 of which $5,595,442 related to appreciated investment securities and $581,226 related to depreciated investment securities.

At December 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                                                                      VALUE AT
                                  LOCAL PRINCIPAL  CONTRACT VALUE   DECEMBER 31,         AMOUNT TO        UNREALIZED
CONTRACTS TO RECEIVE                 AMOUNT            DATE            2006               DELIVER        GAIN/(LOSS)
--------------------              ---------------  --------------   ------------        ----------       -----------
Euro                                1,177,097        5/15/2007        $1,562,005        $1,527,000        $   35,005
Norwegian Krone                     5,173,150        4/13/2007           833,626           785,000            48,626
Swiss Franc                           382,172        6/15/2007           318,236           325,000            (6,764)
Swedish Krona                         2854615        6/15/2007           420,545           413,000             7,545
                                                                      ----------        ----------        ----------
                                                                      $3,134,412        $3,050,000        $   84,412
                                                                      ==========        ==========        ==========

                                                                      VALUE AT
                                  LOCAL PRINCIPAL  CONTRACT VALUE   DECEMBER 31,         AMOUNT TO        UNREALIZED
CONTRACTS TO DELIVER                 AMOUNT            DATE            2006               RECEIVE           (LOSS)
--------------------              ---------------  --------------   ------------        ----------       -----------
Singapore Dollar                       1,000        12/29/2006        $      652        $      651       ($       1)
Thai Baht                           1,355,094         1/4/2007            38,258            37,879             (379)
                                                                      ----------        ----------        ---------
                                                                      $   38,910        $   38,530        ($    380)
                                                                      ==========        ==========        =========

Mellon Institutional Funds Investment Trust
Standish Mellon Intermediate Tax Exempt Bond Fund
December 31, 2006 (Unaudited)

SECURITY                                                                RATE        MATURITY         PAR VALUE        VALUE
--------                                                                -----      ----------        ---------     ------------
BONDS - 98.3%
General Obligations - 13.6%
ABAG CA Odd Fellows Homes                                               5.700%      8/15/2014        1,000,000     $  1,022,750
California State                                                        5.000       10/1/2011           70,000           73,224
California State                                                        5.000        6/1/2014        1,435,000        1,547,160
California State NCL                                                    5.750       11/1/2011          300,000          327,345
Commonwealth of Massachusetts NCL                                       6.000       11/1/2010        1,350,000        1,460,714
Massachusetts State                                                     5.000        7/1/2012        2,000,000        2,126,100
New York NY NCL                                                         5.000        6/1/2011        1,000,000        1,050,320
New York NY NCL                                                         5.000        8/1/2011          770,000          810,094
New York NY NCL                                                         5.000        8/1/2011        1,700,000        1,788,519
New York NY NCL                                                         5.000        8/1/2013        1,500,000        1,603,815
Northeast TX Independent School District NCL                            7.000        2/1/2009        1,000,000        1,065,700
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)                     5.000        7/1/2018        2,325,000        2,361,038
Puerto Rico Public Building Authority Revenue (a)                       5.000        7/1/2028        1,000,000        1,051,380
San Antonio Texas Apartment System Revenue AMT NCL                      5.000        7/1/2013        1,000,000        1,058,430
                                                                                                                   ------------
                                                                                                                     17,346,589
                                                                                                                   ------------
Government Backed - 9.7%
Alpine UT School District                                               5.000       3/15/2011           25,000           25,583
Dallas Texas Independent School District                                5.500       2/15/2017        1,500,000        1,629,060
District of Columbia Prerefunded MBIA NCL                               5.750        6/1/2010           10,000           10,660
Goose Creek TX Independent School District PSF                          7.000       8/15/2009          230,000          249,269
Goose Creek TX Independent School District                              7.000       8/15/2009          110,000          119,216
Goose Creek TX Independent School District                              7.000       8/15/2009          260,000          281,245
Mass DFA Williston School                                               6.000       10/1/2013          185,000          193,506
Met Govt Nashville & Davidson TN Industrial Development Board
 Revenue Prerefunded                                                    7.500      11/15/2010        1,000,000        1,116,740
New Jersey State Transportation FSA                                     5.750      12/15/2014          770,000          877,246
Northern TOB Securitization Corp. Alaska                                6.500        6/1/2031        1,000,000        1,089,850
Northern TOB Securitization Corp. Alaska                                4.750        6/1/2015          560,000          566,966
Oklahoma DFA Revenue Hillcrest Healthcare System                        5.625       8/15/2019        2,185,000        2,308,081
Palm Beach County FL Solid Waste AMBAC                                  6.000       10/1/2009           60,000           63,707
Puerto Rico Commonwealth Highway & Transportation
 Authority Revenue                                                      5.750        7/1/2041        1,500,000        1,660,185
Texas Municipal Power Agency MBIA (b)                                   0.000        9/1/2016           10,000            6,821
Tobacco Settlement Authority Iowa                                       5.600        6/1/2035        2,000,000        2,163,420
                                                                                                                   ------------
                                                                                                                     12,361,555
                                                                                                                   ------------
Housing Revenue - 4.2%
Colorado HFA Single Family Project AMT                                  6.800        2/1/2031        1,440,000        1,488,557
Colorado HFA Single Family Project AMT                                  6.600        8/1/2032        1,180,000        1,204,544
Florida Housing Finance Corp. FSA                                       5.750        1/1/2017           40,000           40,304
Illinois Financial Authority Student Housing Revenue NCL                5.000        6/1/2012        1,160,000        1,203,813
Nebraska Investment Finance Authority SFM FHA VA AMT                    6.700        9/1/2026           10,000           10,030
Ohio HFA Mortgage Revenue AMT GNMA                                      5.350        9/1/2018          190,000          194,174
Rhode Island Housing & Mortgage Finance Corp.                           4.950       10/1/2016          150,000          150,527
Tennessee Housing Development Agency Homeownership Project
 AMT NCL                                                                5.750        7/1/2007          840,000          845,527
Utah HFA ATM SFM                                                        5.400        7/1/2020          205,000          208,961
                                                                                                                   ------------
                                                                                                                      5,346,437
                                                                                                                   ------------
Industrial Development - 9.1%
Connecticut Gaming Authority Mohegan Tribe                              5.375        1/1/2011        1,000,000        1,026,550
Gloucester NJ Resource Recovery (a)                                     6.850       12/1/2029          500,000          537,310
Golden State Tobacco Securitization Corp.                               5.000        6/1/2021        1,100,000        1,103,795
Hendersonville TN Kroger                                                5.950      12/15/2008          120,000          121,642
Mass DFA Waste Management Resource Recovery AMT (a)                     6.900       12/1/2029          500,000          535,300
Northern TOB Securitization Corp. Alaska                                4.625        6/1/2023        1,000,000        1,000,390
San Manuel Entertainment Series 2004-C                                  4.500       12/1/2016        1,000,000        1,009,920
Tennessee Energy Acquisition Corp.                                      5.250        9/1/2017        3,000,000        3,306,210
Tobacco Settlement Authority Southern California                        4.750        6/1/2025        1,000,000        1,008,040
Tobacco Settlement Authority Washington                                 6.500        6/1/2026          955,000        1,055,151
Tobacco Settlement Funding Corp. NJ                                     5.000        6/1/2010          500,000          514,960
Tobacco Settlement Funding Corp. NJ                                     4.375        6/1/2019          425,000          425,089
                                                                                                                   ------------
                                                                                                                     11,644,357
                                                                                                                   ------------

Insured Bond - 37.6%
Atlanta GA Airport Revenue AMT                                          5.250        1/1/2012          900,000          955,467
Broward County FL School Board AMBAC                                    5.000        7/1/2013        1,000,000        1,066,090
California State                                                        6.000        4/1/2016        1,000,000        1,170,040
Carroll Texas Independent School District                               5.000       2/15/2016        1,155,000        1,257,160
Charleston SC COP MBIA                                                  6.000       12/1/2008        1,000,000        1,043,650
Chicago Illinois O'Hare International Airport Revenue AMT               5.500        1/1/2012        1,000,000        1,055,130
Chicago Illinois Transportation Authority AMBAC                         5.250        6/1/2013        1,000,000        1,085,900
Clark County Nevada AMBAC                                               5.000       11/1/2013        1,000,000        1,073,980
Cleveland Ohio Waterworks Revenue MBIA                                  5.500        1/1/2013        1,500,000        1,589,925
Colorado State Department of Corrections Penitentiary II
 Project B AMBAC                                                        5.000        3/1/2015        1,000,000        1,084,910
Cook County IL High School FGIC NCL                                     7.875       12/1/2014          750,000          962,363
Cook County IL School District FSA NCL                                  6.750        5/1/2010        1,750,000        1,916,005
District of Columbia MBIA NCL                                           5.750        6/1/2010           15,000           15,966
Douglas County CO School District MBIA                                  7.000      12/15/2012          625,000          736,375
Fairfax County VA EDA Residential Recovery AMT                          6.100        2/1/2011        1,000,000        1,079,380
Farmington New Mexico Pollution Control Revenue FGIC (a)                3.550        4/1/2029        2,000,000        1,984,200
Golden State Tobacco Securitization Corp.                               5.000        6/1/2020          500,000          518,670
Golden State Tobacco Securitization Corp. (c)                           0.000        6/1/2023          750,000          648,743
Harris County Texas Health Facility Development Corp. MBIA              6.000        6/1/2013        1,000,000        1,117,420
Harris County Texas Toll Revenue FGIC NCL                               6.000        8/1/2012        1,000,000        1,112,210
Hawaii Harbor System Revenue AMT                                        5.000        1/1/2014        1,000,000        1,066,750
Hillsborough County Fl Assessment Revenue FGIC                          5.000        3/1/2013        1,000,000        1,061,340
Honolulu City & County Board Water Revenue AMT                          5.000        7/1/2014        1,000,000        1,066,180
Indianapolis Local Public Improvement Bond Bank AMT                     5.000        1/1/2017        1,000,000        1,070,170
Intermountain Power Agency UT NCL                                       6.500        7/1/2010        1,000,000        1,092,640
Louisville & Jefferson County KY Regional Airport Authority
 Revenue FSA AMT                                                        5.500        7/1/2011        1,355,000        1,442,953
Mass HEFA Lahey Clinic Medical Center FGIC                              5.000       8/15/2014        1,000,000        1,076,600
Mass State School Building Authority Dedicated Sales Tax
 Revenue FSA                                                            5.000       8/15/2013        1,000,000        1,075,610
Mesa Arizona Utility System Revenue NCL                                 6.000        7/1/2020        1,250,000        1,516,013
Mesa Arizona Utility System Revenue NCL                                 5.000        7/1/2018        1,000,000        1,104,020
Metropolitan Washington DC Apartment Authority System AMT MBIA          5.000       10/1/2012        1,000,000        1,057,090
Nassau County NY FGIC                                                   6.000        7/1/2010           25,000           26,884
New Jersey Health Care Facilities Financing Authority Revenue
 AMBAC                                                                  4.800        8/1/2021          555,000          558,746
New Jersey State Transportation FSA                                     5.750      12/15/2014          230,000          260,512
New York Dormitory Authority Presbyterian Hospital AMBAC                4.400        8/1/2013           35,000           35,058
New York Dormitory Authority State University Educational
 Facilities MBIA                                                        6.000       5/15/2015        1,000,000        1,085,210
New York Dormitory Authority State University Educational
 Facilities MBIA IBC                                                    5.250       5/15/2015        2,000,000        2,181,380
North Carolina Medical Care Community HCF Revenue AMBAC                 5.000       10/1/2012          750,000          798,780
Pasco County FL Solid Waste AMBAC AMT NCL                               6.000        4/1/2010        1,000,000        1,052,090
Pennsylvania Economic DFA Resource Recovery Revenue; Colver
 Project AMT AMBAC                                                      5.000       12/1/2012        1,000,000        1,050,510
Port Authority of NY & NJ AMT                                           5.000       10/1/2013        1,000,000        1,065,210
Puerto Rico Electric Power Authority Revenue XLCA (c)                   5.500        7/1/2016          500,000          566,775
South Carolina Transit Infrastructure Bank Revenue AMBAC NCL            5.250       10/1/2015        1,000,000        1,109,290
Stafford TX Economic Development FGIC                                   6.000        9/1/2015          525,000          606,575
Sweetwater County Improvement Project Powers Board
 Lease Revenue                                                          5.000      12/15/2009        1,120,000        1,160,600
Wisconsin State Certificates of Participation                           5.000        3/1/2010        2,295,000        2,383,059
                                                                                                                   ------------
                                                                                                                     48,043,629
                                                                                                                   ------------
Lease Revenue - 7.3%
Greenville County South Carolina School District                        5.000       12/1/2011        1,000,000        1,054,160
King County Washington Project NCL                                      5.000       12/1/2014        1,000,000        1,080,560
New Jersey Economic Development Authority Revenue School
 Facilities Construction NCL                                            5.000        9/1/2012        1,000,000        1,058,960
New York Dormitory Authority Revenue (a)                                5.250      11/15/2023        2,500,000        2,671,800
Puerto Rico Public Financial Corp. LOC: Government
 Development Bank for Puerto  Rico (a)                                  5.750        8/1/2027        2,250,000        2,429,168
Tobacco Settlement Funding Corp. NY                                     5.250        6/1/2013        1,000,000        1,021,740
                                                                                                                   ------------
                                                                                                                      9,316,388
                                                                                                                   ------------

Revenue Bonds - 11.5%
California Statewide Communities DFA - Kaiser Permanente (a)            2.300        4/1/2033        1,250,000        1,242,638
Camden NJ Cooper Hospitals NCL                                          5.600       2/15/2007           75,000           74,997
Energy Northwest Washington Electricity Revenue                         5.000        7/1/2011        1,000,000        1,051,230
Energy Northwest Washington Electricity Revenue                         5.500        7/1/2015        1,000,000        1,117,780
Franklin County Ohio Revenue Refunding Trinity Health Credit
 NCL                                                                    5.000        6/1/2014        1,340,000        1,436,681
Illinois DFA Depaul University NCL                                      5.500       10/1/2011        1,000,000        1,070,830
Illinois HEFA Condell Medical Center                                    6.000       5/15/2010          345,000          353,183
Indiana Health Facility Financing Authority Revenue                     5.000       11/1/2011          500,000          526,650
Lubbock TX Health Facilities Development St. Joseph
 Healthcare System                                                      5.000        7/1/2008        2,000,000        2,037,100
Mass HEFA Partners NCL                                                  5.000        7/1/2012        1,250,000        1,327,538
Metropolitan Transportation Authority NY Revenue                        5.250      11/15/2014        1,000,000        1,094,170
Michigan State Hospital Finance Authority                               5.250      11/15/2010        1,000,000        1,047,210
New Hampshire HEFA Monadnock Hospital                                   5.250       10/1/2007          100,000          100,679
New Mexico State Hospital Equipment Loan Revenue Presbyterian
 Healthcare Services                                                    5.750        8/1/2012        1,000,000        1,092,650
New York NY City Industrial Development Agency Special
 Facility Revenue                                                       5.500        1/1/2014        1,000,000        1,083,090
                                                                                                                   ------------
                                                                                                                     14,656,426
                                                                                                                   ------------
Special Revenues - 5.3%
Florida Hurricane Catastrophe Recovery                                  5.250        7/1/2012        2,000,000        2,152,780
Jicarilla NM Apache Nation Revenue                                      5.000        9/1/2013          500,000          525,370
Puerto Rico Commonwealth Government Development Bank AMT                5.250        1/1/2015          600,000          639,876
Puerto Rico Commonwealth Government Development Bank                    5.000       12/1/2015        1,000,000        1,073,510
Puerto Rico Commonwealth Highway & Transportation Authority
 Revenue                                                                5.000        7/1/2007          650,000          653,478
Scottsdale Arizona Municipal Property Corporation Excise Tax
 Revenue NCL                                                            5.000        7/1/2015        1,550,000        1,690,967
Wisconsin State Transportation                                          5.500        7/1/2010           15,000           15,857
                                                                                                                   ------------
                                                                                                                      6,751,838
                                                                                                                   ------------
TOTAL BONDS (Cost $124,293,773)                                                                                     125,467,219
                                                                                                                   ------------
SHORT-TERM INVESTMENTS - 0.5%
Short-Term Bonds - 0.5%
New York City Municipal Water Finance Authority (d)
 (Cost $600,000)                                                        3.810       6/15/2033          600,000          600,000
                                                                                                                   ------------
                                                                                                       Shares
                                                                                                       -------
Investment Companies - 0.0%
Wells Fargo National Tax-Free Money Market Fund (e)
 (Cost $ 77,908)                                                        3.440                           77,908           77,908
                                                                                                                   ------------
Total Short Term Investments (Cost $ 677,908)                                                                           677,908
                                                                                                                   ------------
TOTAL INVESTMENTS - 98.8% (Cost $124,971,681)                                                                       126,145,127
                                                                                                                   ------------
ASSETS, LESS LIABILITIES - 1.2%                                                                                       1,542,889
                                                                                                                   ------------
NET ASSETS-100%                                                                                                    $127,688,016
                                                                                                                   ============

Notes to Schedule of Investments:

AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certification of Participation
DFA - Development Finance Authority
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IBC  - Insured Bond Certificate
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
PSF - Public School Fund
SFM - Single Family Mortgage
TOB - Tobacco
VA - Veterans Administration

(a)   Variable Rate Security; rate indicated is as of December 31, 2006.

(b)   Zero coupon security.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date.

(d) Variable rate securities that reset monthly or more frequently and have put features that can be exercised within 7 days.

(e)   Stated rate is the 7 day yield for the fund at December 31, 2006.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $124,971,681. Net unrealized appreciation aggregated $1,173,446 of which $1,734,633 related to appreciated investment securities and $561,187 related to depreciated investment securities.

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
The Boston Company Emerging Markets Core Equity Fund
December 31, 2006 (Unaudited)

SECURITY                                                                            SHARES                      VALUE ($)
--------                                                                          ----------                  --------------
UNAFFILIATED INVESTMENT -98.3%
EQUITIES--97.1%
BRAZIL--9.6%
Banco DO Brasil SA (a)                                                                 3,000                          89,930
Banco Nossa Caixa Sa (a)                                                               3,000                          67,447
Brasil Telecom SA (a)                                                             12,100,000                          62,059
Companhia Paranaense de Energia-Copel (a)                                          7,400,000                          86,651
Companhia Vale do Rio Doce Preferred (a)                                               3,500                          88,689
Petroleo Brasileiro SA (a)                                                             4,700                         109,630
Tam SA ADR (a)                                                                         1,400                          42,014
Usinas Siderurgicas de Minas Gerais Prefunded A (a)                                    2,700                         101,803
                                                                                                              --------------
                                                                                                                     648,223
                                                                                                              --------------
CHILE--0.5%
Lan Airlines SA ADR                                                                      600                          32,934
                                                                                                              --------------

CHINA--5.3%
China Petroleum & Chemical Corporation                                               182,000                         168,482
PetroChina Co. Ltd.                                                                  136,000                         192,695
                                                                                                              --------------
                                                                                                                     361,177
                                                                                                              --------------
CZECH REPUBLIC--1.5%
CEZ                                                                                    2,230                         102,809
                                                                                                              --------------

HONG KONG--7.2%
China Mengniu Dairy Co. Ltd.                                                          20,000                          52,586
China Mobile Ltd.                                                                     25,000                         216,002
China Oilfield Services Ltd. (a)                                                      52,000                          36,103
China Overseas Land & Investment Ltd.                                                102,000                         136,915
China Resources Power Holdings Co., Ltd.                                              30,000                          45,283
                                                                                                              --------------
                                                                                                                     486,889
                                                                                                              --------------
HUNGARY--2.1%
MOL Hungarian Oil and Gas Nyrt.                                                          920                         104,403
OTP Bank Nyrt.                                                                           880                          40,454
                                                                                                              --------------
                                                                                                                     144,857
                                                                                                              --------------
INDIA--6.4%
Bharat Petroleum Corp., Ltd.                                                           5,400                          41,384
Dr. Reddy's Laboratories Ltd.                                                          1,800                          33,103
Grasim Industries Limited                                                              1,900                         120,668
Mahindra & Mahindra Ltd.                                                               6,900                         142,106
Tata Consultancy Services, Ltd.                                                        3,450                          95,577
                                                                                                              --------------
                                                                                                                     432,838
                                                                                                              --------------
INDONESIA--0.6%
Astra Agro Lestari Tbk PT                                                             30,000                          42,065
                                                                                                              --------------
ISRAEL--3.6%
Bank of Hapoalim BM                                                                   16,775                          79,047
Nice Systems Ltd. ADR (a)                                                              2,500                          76,950
Orbotech Ltd. ADR                                                                      1,300                          33,072
Teva Pharmaceutical ADR                                                                1,800                          55,944
                                                                                                              --------------
                                                                                                                     245,013
                                                                                                              --------------
MALAYSIA--4.4%
Digi.com BHD (a)                                                                      28,300                         121,962
Kuala Lumpur Kepong Berhad                                                            21,100                          80,763
RHB Capital BHD                                                                       98,900                          95,900
                                                                                                              --------------
                                                                                                                     298,625
                                                                                                              --------------
MEXICO--7.4%
Alfa SA de CV                                                                         15,300                         101,848
America Movil S.A. ADR                                                                   700                          31,654
Consorcio ARA, S.A. de C.V.                                                            9,000                          61,244
Fomento Economico Mexicano ADR                                                           600                          69,456
Grupo Mexico SA de CV                                                                 32,300                         118,421
Grupo Televisa S.A. ADR                                                                1,700                          45,917
Wal-Mart de Mexico SA de CV                                                           17,400                          76,568
                                                                                                              --------------
                                                                                                                     505,108
                                                                                                              --------------
NETHERLANDS--0.5%
Zentiva NV                                                                               550                          33,492
                                                                                                              --------------

PHILIPPINES--0.9%
Globe Telecom, Inc.                                                                    2,420                          60,994
                                                                                                              --------------

POLAND--1.1%
BRE Bank SA (a)                                                                          645                          74,690
                                                                                                              ---------------

RUSSIA--8.9%
GMK Norilsk Nickel ADR                                                                   900                         142,200
Lukoil - ADR                                                                           1,900                         166,060
Mobile TeleSystems ADR                                                                 1,200                          60,228
Oao Gazprom ADR                                                                        5,100                         234,600
                                                                                                              --------------
                                                                                                                     603,088
                                                                                                              --------------
SOUTH AFRICA--9.7%
Anglo Platinum Ltd.                                                                      271                          33,236
Foschini Ltd.                                                                          8,442                          69,423
Investec Ltd.                                                                          9,740                         122,434
Metropolitan Holdings Ltd.                                                            25,542                          54,890
Mittal Steel South Africa Ltd.                                                         8,366                         117,759
Remgro Ltd.                                                                            2,900                          73,958
Sasol Ltd.                                                                               758                          28,104
Telkom SA Ltd.                                                                         4,329                          87,752
Truworths International Ltd.                                                          14,719                          67,564
                                                                                                              --------------
                                                                                                                     655,120
                                                                                                              --------------
SOUTH KOREA--16.1%
Daegu Bank                                                                             4,500                          76,977
Daewoo Engineering and Construction Co., Ltd.                                          3,360                          69,044
GS Engineering and Construction Corp.                                                    866                          77,423
Honam Petrochemical Corp.                                                                770                          57,574
Hynix Semiconductor, Inc. (a)                                                            860                          33,725
Hyundai Department Store Co., Ltd.                                                       590                          53,319
Hyundai Heavy Industries                                                                 425                          57,612
Kookmin Bank                                                                             569                          45,851
KT Corp.                                                                                 650                          32,517
KT&G Corp.                                                                               500                          30,393
POSCO                                                                                    140                          46,541
Samsung Electro-Mechanics Co., Ltd.                                                      760                          35,445
Samsung Electronics Co., Ltd.                                                            379                         249,948
Shinhan Financial Group Co., Ltd.                                                      2,500                         127,757
SK Corp.                                                                                 830                          65,186
Woori Finance Holdings Co., Ltd.                                                       1,400                          33,287
                                                                                                              --------------
                                                                                                                   1,092,599
                                                                                                              --------------
TAIWAN--10.1%
Advanced Semiconductor Engineering Inc.                                               42,000                          47,698
Asia Cement Corp.                                                                    133,640                         127,159
Catcher Technology Co., Ltd.                                                           9,271                          90,633
China Development Financial Holding Corp.                                            148,320                          68,287
Delta Electronics, Inc.                                                               23,000                          74,125
Hung Poo Real Estate Development Corp.                                                33,000                          38,996
MediaTek, Inc.                                                                         4,000                          41,375
ProMOS Technologies, Inc.                                                            182,000                          79,325
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                        4,900                          53,557
Wistron Corp.                                                                         43,211                          64,193
                                                                                                              --------------
                                                                                                                     685,348
                                                                                                              --------------
THAILAND--1.2%
Electricity Generating Public Co., Ltd.                                               12,200                          33,406
Thai Airways International Public Company Ltd.                                        36,900                          46,099
                                                                                                              --------------
                                                                                                                      79,505
                                                                                                              --------------
TOTAL EQUITIES (COST $5,437,247)                                                                              6,585,374.0000
                                                                                                              --------------
EXCHANGE TRADED FUNDS -1.2%
iShares MSCI Emerging Markets Index (a) (b)                                              700                          79,919
                                                                                                              --------------
TOTAL EXCHANGE TRADES FUNDS ($78,201)

INVESTMENT OF CASH COLLATERALS--1.2%                                 RATE
                                                                    ------
BlackRock Cash Strategies L.L.C. (c)
(Cost $81,900)                                                      5.32%             81,900                          81,900
                                                                                                              --------------
TOTAL UNAFFILIATED INVESTMENTS (COST $5,597,348)                                                              6,747,193.0000
                                                                                                              --------------
AFFILIATED INVESTMENTS--0.8%
Dreyfus Institutional Preferred Plus Money Market Fund (c)(d)
(Cost $51,493)                                                      5.35%             51,493                          51,493
                                                                                                              --------------

TOTAL INVESTMENTS -100.3 % (COST $5,648,841)                                                                   6,798,686.000
                                                                                                              --------------
LIABILITES IN EXCESS OF OTHER ASSETS- (0.3%)                                                                     (22,393.000)
                                                                                                              --------------
NET ASSETS - 100.0%                                                                                                6,776,293
                                                                                                              ==============

NOTES TO SCHEDULE OF INVESTMENTS:
ADR - American Depository Receipts

(a)   Non-income producing security.

(b)   Security, or a portion of thereof, was on loan at December 31, 2006.

(c)   Stated rate is the seven day yield for the fund at December 31, 2006.

(d)   Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $5,648,841. Net unrealized appreciation aggregated $1,149,845 of which $1,159,416 related to appreciated investment securities and $9,571 related to depreciated investment securities.

At December 31, 2006 the Portfolio held the following forward foreign currency exchange contracts:

                        LOCAL                         VALUE AT
CONTRACTS TO          PRINCIPAL        CONTRACT       DECEMBER      USD AMOUNT TO       UNREALIZED
  RECEIVE              AMOUNT         VALUE DATE      31, 2006         DELIVER             LOSS
-------------        ----------      -----------      --------      -------------       -----------
South Korian Won     42,554,280      12/13/2006        46,072          46,092           $       (20)
                                                      ========      =============       ===========

                        LOCAL                         VALUE AT
CONTRACTS TO          PRINCIPAL        CONTRACT       DECEMBER      USD AMOUNT TO       UNREALIZED
  DELIVER              AMOUNT         VALUE DATE      31, 2006         RECEIVE             LOSS
-------------        ----------      -----------      --------      -------------       -----------
Czech Koruna           383,860        12/29/2006      $ 18,434      $      18,245       $     (189)
                                                      ========      =============       ==========

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
The Boston Company Small Cap Tax-Sensitive Equity Fund
December 31, 2006 (Unaudited)

SECURITY                                                                    SHARES                                VALUE ($)
--------                                                                   --------                              -----------
UNAFFILIATED INVESTMENTS -- 118.5%
Equities--98.2%
Consumer Discretionary--11.7%
Aeropostale, Inc.  (a,b)                                                     32,840                                1,013,771
Bebe Stores, Inc. (b)                                                        69,800                                1,381,342
Bright Horizons Family Solutions,
              Inc. (a)                                                       51,930                                2,007,614
Build A Bear Workshop Inc. (a,b)                                              6,410                                  179,608
Cache, Inc. (a,b)                                                            59,090                                1,491,432
California Pizza Kitchen, Inc. (a,b(                                         27,830                                  927,017
Jackson Hewitt Tax Service, Inc.                                             59,380                                2,017,139
Lin TV Corp. (a)                                                             89,430                                  889,829
Lions Gate Entertainment Corp. (a,b)                                        220,570                                2,366,716
Penn National Gaming, Inc. (a)                                               33,170                                1,380,535
Ruth's Chris Steak House, Inc. (a)                                          105,010                                1,919,583
Steiner Leisure Ltd. - ADR (a)                                               49,940                                2,272,270
Texas Roadhouse, Inc., Class A (a)                                           99,160                                1,314,862
Tractor Supply Co. (a,b)                                                     18,340                                  819,981
                                                                                                                 -----------
                                                                                                                  19,981,699
                                                                                                                 -----------
Consumer Staples--7.9%
Green Mountain Coffee Roasters (a,b)                                          5,600                                  275,688
Hansen Natural Corp. (a,b)                                                   44,210                                1,488,993
Herbalife Ltd. (a)                                                           23,260                                  934,122
Inter Parfums, Inc.                                                          94,160                                1,806,930
National Beverage Corp.                                                      76,400                                1,071,892
Performance Food Group Co. (a)                                               47,690                                1,318,152
Physicians Formula Holdings, Inc. (a)                                        93,440                                1,746,394
Prestige Brands Holdings Inc. (a)                                            68,410                                  890,698
Rite Aid Corp. (a,b)                                                        311,230                                1,693,091
Ruddick Corp. (b)                                                            21,050                                  584,138
United Natural Foods, Inc. (a)                                               44,340                                1,592,693
                                                                                                                 -----------
                                                                                                                  13,402,791
                                                                                                                 -----------
Energy--6.8%
Arena Resources, Inc. (a,b)                                                  29,010                                1,239,017
Dril-Quip, Inc. (a)                                                          31,020                                1,214,743
Geomet, Inc. (a,b)                                                           90,550                                  941,720
GMX Resources, Inc. (a,b)                                                    23,180                                  822,890
Hanover Compressor Co. (a,b)                                                 47,030                                  888,397
Oil States International, Inc. (a)                                           46,130                                1,486,770
Penn Virginia Corp.                                                          25,240                                1,767,810
Superior Well Services, Inc. (a)                                             51,890                                1,326,308
W-H Energy Services, Inc. (a)                                                38,820                                1,890,146
                                                                                                                 -----------
                                                                                                                  11,577,801
                                                                                                                 -----------
Financial--10.9%
Arch Capital Group Ltd. ADR (a)                                              15,200                                1,027,672
Argonaut Group, Inc. (a)                                                     41,720                                1,454,359
CapitalSource, Inc. (b)                                                      53,410                                1,458,627
Capitol Bancorp Ltd. (b)                                                     30,130                                1,392,006
Dollar Financial Corp. (a)                                                   45,760                                1,274,874
Financial Institutions, Inc.                                                 21,600                                  497,880
First Cash Financial Services, Inc. (a)                                      63,460                                1,641,710
First Mercury Financial Corp. (a)                                            55,640                                1,308,653
First Midwest Bancorp, Inc.                                                  25,410                                  982,859
First State Bancorporation                                                   35,970                                  890,258
Montpelier Re Holdings Ltd.                                                  71,550                                1,331,546
Nara Bancorp, Inc.                                                           27,200                                  569,024
Piper Jaffray Companies, Inc. (a)                                            20,910                                1,362,287
Portfolio Recovery Associates, Inc. (a,b)                                    41,950                                1,958,646
Umpqua Holdings Corp.                                                        46,030                                1,354,663
                                                                                                                 -----------
                                                                                                                  18,505,064
                                                                                                                 -----------
Health Care--19.0%
Alnylam Pharmaceuticals Inc. (a,b)                                           53,490                                1,144,686
Applera Corp.-Celera Genomics Group (a,b)                                    54,840                                  767,212
Array BioPharma, Inc. (a)                                                    48,030                                  620,548
Arrow International, Inc.                                                    25,620                                  906,436
ArthroCare Corp. (a,b)                                                       22,600                                  902,192
Centene Corp. (a,b)                                                          76,250                                1,873,463
Community Health Systems, Inc. (a)                                           31,400                                1,146,728
Covance, Inc. (a)                                                            14,290                                  841,824
Cytyc Corp. (a)                                                              51,900                                1,468,770
Enzon Pharmaceuticals, Inc. (a,b)                                           105,180                                  895,082
Exelixis, Inc. (a)                                                           82,260                                  740,340
Integra LifeSciences Holdings (a)                                            47,350                                2,016,637
InterMune, Inc. (a,b)                                                        65,210                                2,005,208
Matria Healthcare, Inc. (a)                                                  34,500                                  991,185
Medarex, Inc. (a,b)                                                          68,260                                1,009,565
Natus Medical, Inc. (a,b)                                                   112,340                                1,865,967
Pediatrix Medical Group, Inc. (a)                                            19,400                                  948,660
PerkinElmer, Inc.                                                            45,840                                1,019,023
Respironics, Inc. (a)                                                        52,958                                1,999,165
Rigel Pharmaceuticals, Inc. (a)                                              70,570                                  837,666
Santarus, Inc. (a,b)                                                        116,730                                  913,996
Thermo Fisher Scientific, Inc. (a)                                           29,400                                1,331,526
Thoratec Corp. (a,b)                                                         68,200                                1,198,956
Triad Hospitals (a,b)                                                        19,250                                  805,228
United Surgical Partners International, Inc. (a)                             33,900                                  961,065
VCA Antech, Inc. (a)                                                         42,610                                1,371,616
Vertex Pharmaceuticals, Inc. (a,b)                                           12,250                                  458,395
Viasys Healthcare, Inc. (a)                                                  48,350                                1,345,097
                                                                                                                 -----------
                                                                                                                  32,386,236
                                                                                                                 -----------
Industrials--14.4%
Alaska Air Group, Inc. (a)                                                   47,360                                1,870,720
Bucyrus International, Inc., Class A (b)                                     33,030                                1,709,633
Central Parking Corp. (b)                                                    80,390                                1,447,020
Copart, Inc. (a)                                                             60,190                                1,805,700
Global Cash Access, Inc. (a)                                                103,070                                1,672,826
Hub Group, Inc., Class A Shares (a)                                          46,350                                1,276,943
Interline Brands, Inc. (a)                                                   33,480                                  752,296
MSC Industrial Direct Co., Inc.                                              46,580                                1,823,607
Pacer International, Inc.                                                    49,370                                1,469,745
Quanta Services Inc. (a,b)                                                  114,990                                2,261,853
Stericycle, Inc. (a)                                                         14,100                                1,064,550
Team, Inc. (a,b)                                                             34,079                                1,186,972
UAP Holding Corp. (b)                                                        70,070                                1,764,363
UTI Worldwide, Inc.                                                          49,350                                1,475,565
Washington Group International, Inc. (a)                                     50,320                                3,008,633
                                                                                                                 -----------
                                                                                                                  24,590,426
                                                                                                                 -----------
Information Technology--22.3%
24/7 Real Media, Inc. (a,b)                                                 339,060                                3,068,493
AMIS Holdings, Inc. (a)                                                      84,950                                  897,922
Arris Group, Inc. (a)                                                        93,760                                1,172,938
Art Technology Group, Inc. (a,b)                                            485,410                                1,131,005
BEA Systems, Inc. (a)                                                        64,720                                  814,178
Brocade Communications Systems, Inc. (a)                                    139,810                                1,147,840

Cymer, Inc. (a)                                                              21,440                                  942,288
DealerTrack Holdings, Inc. (a)                                               49,730                                1,463,057
Epicor Software Corp. (a)                                                    68,940                                  931,379
Formfactor, Inc. (a)                                                         32,190                                1,199,078
Informatica Corp. (a,b)                                                      71,380                                  871,550
MasTec, Inc. (a)                                                            120,930                                1,395,532
Micrel Inc. (a)                                                              63,500                                  684,530
MoSys, Inc. (a,b)                                                            84,760                                  784,030
Net Gear Inc. (a)                                                            64,790                                1,700,738
Polycom, Inc. (a)                                                            60,670                                1,875,310
Rackable Systems, Inc. (a,b)                                                 48,320                                1,496,470
Rudolph Technologies, Inc. (a)                                               74,800                                1,190,816
Silicon Image, Inc. (a)                                                      64,880                                  825,274
Sirenza Microdevices, Inc. (a)                                               94,320                                  741,355
Smart Modular Technologies, Inc. (a)                                        212,400                                2,858,904
Standard Microsytems Corp. (a)                                               30,830                                  862,623
Supertex, Inc. (a)                                                           46,720                                1,833,760
Tektronix, Inc.                                                              31,370                                  915,063
Tessera Technologies, Inc. (a)                                               38,200                                1,540,988
The Ultimate Software Group, Inc. (a)                                        41,170                                  957,613
ValueClick, Inc. (a,b)                                                       78,380                                1,852,118
Verisign, Inc. (a,b)                                                         51,350                                1,234,967
Wright Express Corp. (a)                                                     48,330                                1,506,445
                                                                                                                 -----------
                                                                                                                  37,896,264
                                                                                                                 -----------
Materials--3.1%
American Vanguard Corp. (b)                                                  60,860                                  967,673
Cleveland-Cliffs, Inc.                                                       15,700                                  760,507
Hecla Mining Co. (a,b)                                                      237,860                                1,822,007
Kinross Gold Corp. (a,b)                                                     59,340                                  704,958
Schnitzer Steel Industries, Inc.                                             26,750                                1,061,974
                                                                                                                 -----------
                                                                                                                   5,317,119
                                                                                                                 -----------
Telecommunication Services--1.0%
NeuStar, Inc. (a)                                                            54,960                                1,782,901
                                                                                                                 -----------

Utilities--1.1%
Ormat Technologies, Inc.                                                     50,650                                1,864,932
                                                                                                                 -----------
Total Equities(Cost $142,483,438)                                                                                167,305,233
                                                                                                                 -----------

SHORT-TERM INVESTMENTS--0.2%                                      RATE        MATURITY     PAR VALUE              VALUE ($)
----------------------------                                      ----        --------     ----------            -----------
U.S. Government--0.2%
U.S. Treasury Bill (c,d)
(Cost $415,791)                                                   4.81%       3/15/2007       420,000                415,995
                                                                                                                 -----------
INVESTMENT OF CASH COLLATERAL--20.1%                                                         SHARES
BlackRock Cash Strategies L.L.C. (c)                                                       ----------
              (Cost $34,257,958)                                  5.32%                    34,257,958             34,257,958
                                                                                                                 -----------
TOTAL UNAFFILIATED INVESTMENTS - (Cost $177,157,187)                                                             201,979,186
                                                                                                                 -----------
AFFILIATED INVESTMENTS--2.1%
Dreyfus Institutional Preferred
              Plus Money Market Fund (e,f) (Cost $3,512,471)      5.35%                     3,512,471              3,512,471
                                                                                                                 -----------
TOTAL INVESTMENTS -- 120.6% (Cost $180,669,658)                                                                  205,491,657
                                                                                                                 -----------
LIABILITIES IN EXCESS OF OTHER ASSETS -- (20.6%)                                                                 (35,085,461)
NET ASSETS -- 100%                                                                                               170,406,196
                                                                                                                 ===========

Notes to Schedule of Investments:
ADR - American Depository Receipts

a     Non-income producing security

b     Security, or a portion of thereof, was on loan at December 31, 2006.

c     Rate noted is yield to maturity.

d Denotes all or part of security segregated as collateral for futures transactions.

e     Stated rate is the seven day yield for the fund at December 31, 2006.

f     Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $180,669,658. Net unrealized appreciation aggregated $24,821,998 of which $25,751,117 related to appreciated investment securities and $929,119 related to depreciated investment securities.

MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
The Boston Company Small/Mid Cap Growth Fund
December 31, 2006 (Unaudited)

SECURITY                                                         SHARES                               VALUE ($)
--------                                                         ------                              ----------
UNAFFILIATED INVESTMENTS - 100.6%
EQUITIES--94.8%
CONSUMER DISCRETIONARY--11.7%
Bebe Stores, Inc.                                                 7,680                                 151,987
Bright Horizons Family Solutions, Inc. (a)                        4,230                                 163,532
California Pizza Kitchen, Inc. (a)                                2,940                                  97,931
Gamestop Corp., Class A Shares (a)(b)                             1,760                                  96,994
ITT Educational Services Inc.                                     2,130                                 141,368
Jackson Hewitt Tax Service, Inc.                                  8,660                                 294,180
Lin TV Corp. (a)                                                  9,570                                  95,222
Lions Gate Entertainment Corp. (a)(b)                            23,498                                 252,134
Penn National Gaming, Inc. (a)                                    3,800                                 158,156
Petsmart, Inc.                                                    8,480                                 244,733
Steiner Leisure Ltd. - ADR (a)                                    5,280                                 240,240
Texas Roadhouse, Inc., Class A (a)                               10,300                                 136,578
Tiffany & Co.                                                     5,420                                 212,681
Tractor Supply Co. (a)                                            2,100                                  93,891
                                                                                                     ----------
                                                                                                      2,379,627
                                                                                                     ----------
CONSUMER STAPLES--5.7%
Dean Foods Corp. (a)                                              3,180                                 134,450
Hansen Natural Corp. (a)                                          7,480                                 251,926
Herbalife Ltd. (a)                                                5,490                                 220,478
Rite Aid Corp. (a)(b)                                            35,320                                 192,141
Ruddick Corp.                                                     7,370                                 204,518
United Natural Foods, Inc. (a)                                    4,660                                 167,387
                                                                                                     ----------
                                                                                                      1,170,900
                                                                                                     ----------
ENERGY--6.6%
Cabot Oil and Gas Corp.                                           1,830                                 110,990
Cameron International Corp. (a)                                   3,920                                 207,956
Denbury Resources Inc. (a)                                        6,010                                 167,018
Dril-Quip, Inc. (a)                                               2,220                                  86,935
Oil States International, Inc. (a)                                4,890                                 157,605
Range Resources Corp.                                            14,520                                 398,719
W-H Energy Services, Inc. (a)                                     4,440                                 216,184
                                                                                                     ----------
                                                                                                      1,345,407
                                                                                                     ----------
FINANCIAL--11.0%
Arch Capital Group Ltd. ADR (a)                                   2,300                                 155,503
Argonaut Group, Inc. (a)                                          4,390                                 153,035
CapitalSource, Inc.                                              10,700                                 292,217
Capitol Bancorp Ltd.                                              4,370                                 201,894
First Midwest Bancorp, Inc.                                       2,540                                  98,247
Jefferies Group Inc.                                              5,300                                 142,146
Lazard Ltd                                                        6,670                                 315,758
Montpelier Re Holdings Ltd.                                       7,540                                 140,319
Piper Jaffray Companies, Inc. (a)                                 3,770                                 245,616
Portfolio Recovery Associates, Inc. (a)                           5,220                                 243,722
Renaissancere Holdings, Ltd.                                      1,830                                 109,800
Umpqua Holdings Corp.                                             5,100                                 150,093
                                                                                                     ----------
                                                                                                      2,248,350
                                                                                                     ----------
HEALTH CARE--15.6%
Arrow International, Inc.                                         4,200                                 148,596
ArthroCare Corp. (a)                                              2,500                                  99,800
Community Health Systems, Inc. (a)                                3,360                                 122,707
Covance, Inc. (a)                                                 1,610                                  94,845
Cytyc Corp. (a)                                                   8,800                                 249,040
Integra LifeSciences Holdings(a)                                  5,970                                 254,262
Laboratory Corp. of
America Holdings (a)                                              4,190                                 307,839
Medarex, Inc. (a)                                                 7,580                                 112,108
PDL BioPharma, Inc. (a)                                           4,530                                  91,234
Pediatrix Medical Group, Inc. (a)                                 3,400                                 166,260
PerkinElmer, Inc.                                                 9,560                                 212,519
Pharmaceutical Product Development, Inc.                          3,090                                  99,560
Respironics, Inc. (a)                                             5,450                                 205,738
Thermo Electron Corp. (a)(b)                                      3,380                                 153,080
Triad Hospitals(a)                                                2,420                                 101,229
United Surgical Partners International, Inc. (a)                  3,700                                 104,895
VCA Antech, Inc. (a)                                              9,140                                 294,217
Vertex Pharmaceuticals, Inc. (a)(b)                               1,430                                  53,511
Viasys Healthcare, Inc. (a)                                       5,300                                 147,446
Wellcare Group, Inc. (a)                                          2,450                                 168,805
                                                                                                     ----------
                                                                                                      3,187,691
                                                                                                     ----------
INDUSTRIALS--14.5%
Alaska Air Group, Inc. (a)                                        5,080                                 200,660
Bucyrus International, Inc., Class A                              4,630                                 239,649
Copart, Inc. (a)                                                 10,050                                 301,500
Foster Wheeler Ltd. (a)                                           3,960                                 218,354
Global Cash Access, Inc. (a)                                     10,860                                 176,258
Hub Group, Inc., Class A Shares (a)                               5,100                                 140,505
Interline Brands, Inc. (a)                                        3,660                                  82,240
MSC Industrial Direct Co., Inc.                                   5,140                                 201,231
Pacer International, Inc.                                         5,190                                 154,506
Quanta Services Inc. (a)(b)                                      12,390                                 243,711
Stericycle, Inc. (a)                                              3,730                                 281,615
UAP Holding Corp.                                                 7,370                                 185,577
UTI Worldwide, Inc.                                               7,240                                 216,476
Washington Group International, Inc. (a)                          5,420                                 324,062
                                                                                                     ----------
                                                                                                      2,966,344
                                                                                                     ----------
INFORMATION TECHNOLOGY--24.0%
Activision Inc. (a)                                               5,880                                 101,371
Alliance Data Systems Corp. (a)                                   4,680                                 292,360
Amdocs, Ltd. ADR (a)                                              7,110                                 275,513
AMIS Holdings, Inc. (a)                                           9,320                                  98,512
Arris Group, Inc. (a)                                             9,760                                 122,098
BEA Systems, Inc. (a)                                             7,170                                  90,199
Brocade Communications Systems, Inc. (a)                         16,390                                 134,562
Ceridian Corp. (a)                                               11,450                                 320,371
CheckFree Corp. (a)                                               5,440                                 218,470
Cymer, Inc. (a)                                                   2,260                                  99,327
DealerTrack Holdings, Inc. (a)                                    5,350                                 157,397
Formfactor, Inc. (a)                                              2,720                                 101,320
Harris Corp.                                                      5,580                                 255,899
Informatica Corp. (a)                                             7,250                                  88,523
Micrel Inc. (a)                                                   8,040                                  86,671
Microchip Technology Inc.                                         2,460                                  80,442
MoneyGram International, Inc.                                     6,280                                 196,941
National Instruments Corp.                                        4,790                                 130,480
Net Gear Inc. (a)                                                 6,810                                 178,763
Polycom, Inc. (a)                                                 5,190                                 160,423
QLogic Corp. (a)                                                  9,660                                 211,747
Rackable Systems, Inc. (a)(b)                                     4,990                                 154,540
Rudolph Technologies, Inc.                                        7,680                                 122,266
Smart Modular Technologies, Inc.                                 23,970                                 322,636
Sybase, Inc.                                                      4,080                                 100,776
Tessera Technologies, Inc.                                        4,470                                 180,320
ValueClick, Inc.                                                  8,150                                 192,585
Verisign, Inc.                                                    9,370                                 225,349
Wright Express Corp.                                              6,500                                 202,605
                                                                                                     ----------
                                                                                                      4,902,466
                                                                                                     ----------
MATERIALS--3.1%
AptarGroup, Inc.                                                  3,420                                 201,917
Cleveland-Cliffs, Inc.                                            2,500                                 121,100
Kinross Gold Corp. (a)(b)                                        17,280                                 205,286
Schnitzer Steel Industries, Inc.                                  2,730                                 108,375
                                                                                                     ----------
                                                                                                        636,678
                                                                                                     ----------
TELECOMMUNICATION SERVICES--1.6%
NeuStar, Inc. (a)                                                10,090                                 327,320
                                                                                                     ----------
UTILITIES--1.0%
Ormat Technologies, Inc.                                          5,280                                 194,410
                                                                                                     ----------
TOTAL EQUITIES (COST $17,661,669)                                                                    19,359,193
                                                                                                     ----------

SHORT-TERM INVESTMENTS--0.3%                                     RATE      MATURITY    PAR VALUE      VALUE ($)
----------------------------                                     ----     ---------    ---------     ----------
U.S. GOVERNMENT--0.3%
U.S. Treasury Bill (c)(d) (cost $69,299)                         4.81%    3/15/2007      70,000          69,332

INVESTMENT OF CASH COLLATERAL--5.5%                                                    SHARES
                                                                                      ---------
BlackRock Cash Strategies L.L.C. (e)
                               (cost $1,113,910)                 5.32%                1,113,910       1,113,910
                                                                                                     ----------
TOTAL UNAFFILIATED INVESTMENTS (Cost $18,844,878)                                                    20,542,435
                                                                                                     ----------
AFFILIATED INVESTMENTS--3.5%
Dreyfus Institutional Preferred
  Plus Money Market Fund (e )(f) (Cost $709,323)                 5.35%                  709,323         709,323
                                                                                                     ----------
TOTAL INVESTMENTS--104.1% (COST $19,554,201)                                                         21,251,758
                                                                                                     ----------
LIABILITIES IN EXCESS OF ASSETS--(4.1%)                                                                (820,101)
                                                                                                     ----------
NET ASSETS-100%                                                                                      20,431,657
                                                                                                     ==========

NOTES TO SCHEDULE OF INVESTMENTS:
ADR American Depository Receipt

(a)   Non-income producing security

(b)   Security, or a portion of thereof, was on loan at September 30, 2006.

(c)   Rate noted is yield to maturity.

(d)   Denotes all or part of security pledged as collateral.

(e)   Stated rate is the seven day yield for the fund at September 30, 2006.

(f)   Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At Deceber 31, 2006, the aggregate cost of investment securities for income tax purposes was $19,554,201. Net unrealized appreciation aggregated $1,697,557 of which $1,920,002 related to appreciated investment securities and $222,445 related to depreciated investment securities.

At December 31,2006 the Fund held the following futures contract:

                                                                    UNDERLYING FACE
CONTRACT                              POSITION   EXPIRATION DATE    AMOUNT AT VALUE             UNREALIZED LOSS
--------                              --------   ---------------    ---------------             ---------------
Russell 2000 Index (1 Contract)         Long        3/15/2007          $398,750                     $ (1,304)
                                                                                                    =========

MELLON INSTITUTIONAL FUNDS INVESMENT TRUST
The Boston Company World ex-U.S. Value Fund
December 31, 2006 (Unaudited)

SECURITY                                                                SHARES                                VALUE ($)
--------                                                                ------                               ----------
UNAFFILIATED INVESTMENTS - 96.8%
EQUITIES-96.8%
Australia--3.2%
Amcor Ltd.                                                              68,716                                  393,172
Coca-Cola Amatil Ltd.                                                   37,840                                  231,739
Insurance Australia Group Ltd.                                          32,858                                  164,665
National Australia Bank Ltd.                                            13,307                                  424,276
TABCORP Holdings Ltd.                                                   30,132                                  400,696
Telstra Corp. Ltd.                                                      86,960                                  284,123
                                                                                                             ----------
                                                                                                              1,898,671
                                                                                                             ----------
Belgium--0.8%
Fortis                                                                  10,670                                  454,895
                                                                                                             ----------
Brazil--1.3%
Petroleo Brasileiro SA - ADR                                             3,560                                  366,644
Tele Norte Leste Participacoes SA - ADR                                 26,330                                  392,844
                                                                                                             ----------
                                                                                                                759,488
                                                                                                             ----------
Canada--4.5%
Bank of Montreal                                                         7,660                                  453,254
EnCana Corp.                                                             9,310                                  427,795
Loblaw Companies Ltd.                                                   14,470                                  605,429
Petro                                                                   11,370                                  465,584
Quebecor World, Inc. (a)                                                32,530                                  376,601
RONA, Inc. (a)                                                           9,360                                  168,562
Torstar Corp.                                                           10,470                                  176,071
                                                                                                             ----------
                                                                                                              2,673,296
                                                                                                             ----------
China--0.3%
China Telecom Corp., Ltd.                                              277,000                                  151,718
                                                                                                             ----------
Finland--1.3%
M-real Oyj                                                              22,020                                  139,175
Nokia Oyj                                                               15,970                                  326,201
Nokia OYJ - ADR                                                          2,300                                   46,736
UPM-Kymmene Oyj                                                         10,060                                  253,802
                                                                                                             ----------
                                                                                                                765,914
                                                                                                             ----------
France--8.2%
BNP Paribas                                                              3,280                                  357,706
Carrefour SA                                                             3,940                                  238,834
Credit Agricole SA                                                      10,220                                  429,641
France Telecom SA                                                       26,108                                  721,717
Legardere SCA                                                            3,440                                  276,884
PSA Peugeot Citroen                                                      3,520                                  233,161
Sanofi-Synthelabo SA                                                    10,520                                  970,986
Thomson (a)                                                             18,390                                  359,374
Total SA                                                                13,320                                  960,514
Valeo SA                                                                 8,587                                  357,252
                                                                                                             ----------
                                                                                                              4,906,069
                                                                                                             ----------
Germany--6.8%
Allianz SE                                                               1,660                                  338,982
Deutsche Bank AG                                                         1,429                                  191,083
Deutsche Post AG                                                        24,070                                  725,407
Deutsche Telekom AG                                                     24,440                                  446,320
E On AG                                                                  1,890                                  256,443
Hannover Rueckversicheru (a)                                             9,500                                  439,737
Infineon Technologies AG (a)                                            29,200                                  411,494
Medion AG                                                                4,450                                   47,385
Metro AG                                                                 6,500                                  414,343
Siemens AG                                                               8,030                                  796,152
                                                                                                             ----------
                                                                                                              4,067,346
                                                                                                             ----------
Greece--0.7%
Public Power Corp.                                                     17,230                                   436,512
                                                                                                             ----------
Hong Kong--2.7%
BOC Hong Kong Holdings Ltd.                                            110,000                                  298,417
Citic Pacific Ltd.                                                      29,600                                  102,184
CNOOC Ltd.                                                             262,000                                  248,940
Denway Motors Ltd.                                                     768,000                                  311,043
Huadian Power International Co.                                        596,000                                  234,486
Hutchinson Whampoa Ltd.                                                 33,800                                  343,532
Industrial and Commercial Bank of China (a)                            156,000                                   96,877
                                                                                                             ----------
                                                                                                              1,635,479
                                                                                                             ----------
Hungary--0.4%
Magyar Telekom                                                          39,040                                  217,003
                                                                                                             ----------
India--0.2%
Mahanagar Telephone Nigam Ltd.- ADR                                     15,850                                  100,806
                                                                                                             ----------
Indonesia--0.3%
PT Gudang Garam Tbk                                                    175,180                                  198,847
                                                                                                             ----------
Ireland--0.4%
Bank of Ireland                                                          9,490                                  219,136
                                                                                                             ----------
Israel--0.6%
Teva Pharmaceutical ADR                                                 12,160                                  377,933
                                                                                                             ----------
Italy--4.0%
Compagnia Assicuratrice Unipol Spa                                     101,040                                  363,970
Enel Spa                                                                22,520                                  232,224
Eni Spa                                                                 14,810                                  497,925
Mediaset Spa                                                            43,620                                  517,434
Saras Spa (a)                                                           53,170                                  283,788
UniCredito Italiano Spa                                                 59,240                                  519,030
                                                                                                             ----------
                                                                                                              2,414,371
                                                                                                             ----------
Japan--20.8%
Aeon Co., Ltd.                                                          27,000                                  584,096
Aiful Corp.                                                              7,320                                  206,015
Astellas Pharma, Inc.                                                    7,900                                  359,061
Canon, Inc.                                                              3,205                                  180,376
Dentsu, Inc.                                                               179                                  524,834
Fuji Film Holdings Corp.                                                11,100                                  456,011
Funao Electric Co., Ltd.                                                 3,400                                  275,074
Hinos Motors Ltd.                                                       75,600                                  388,702
JS Group Corp.                                                          16,200                                  340,931
Kao Corp.                                                               17,200                                  463,849
Kuraray Co., Ltd.                                                       16,800                                  198,162
Lawson, Inc.                                                             7,800                                  279,157
Mabuchi Motor Co., Ltd.                                                  1,600                                   95,169
Matsumotokiyoshi Co., Ltd                                               10,357                                  230,146
Mitsubishi Corp.                                                        22,500                                  423,423
Mitsubishi UFJ Financial Group, Inc.                                        48                                  592,792
Mitsui Trust Holdings, Inc.                                             20,500                                  235,260
Nippon Express Co., Ltd.                                               134,800                                  737,249
Nippon Paper Group, Inc.                                                    85                                  320,633
Nissan Motor Co.                                                        42,100                                  506,841
NOK Corp.                                                                3,700                                   72,738
Nomura Holdings, Inc.                                                   10,700                                  201,810
Orix Corp.                                                                 210                                   60,779
Ricoh Co., Ltd                                                          26,100                                  532,832
Rinnai Corp.                                                             1,900                                   56,826
Rohm Co., Ltd.                                                           7,500                                  746,661
Sankyo Co., Ltd.                                                         1,500                                   83,046
Sekisui Chemical Co., Ltd.                                              44,600                                  355,586
Sekisui House Ltd.                                                      33,600                                  489,194
SFCG Co., Ltd.                                                             827                                  128,465
Shinsei Bank Ltd.                                                       50,700                                  298,160
Sumitomo Chemical Co. Ltd.                                              16,000                                  124,070
Sumitomo Mitsui Financial                                                   79                                  809,712
Takefuji Corp.                                                          10,290                                  407,174
TDK Corp.                                                                3,900                                  309,955
The 77 Bank Ltd.                                                        38,000                                  241,032
Toyoda Gosei Co., Ltd.                                                   5,300                                  122,671
                                                                                                             ----------
                                                                                                             12,438,492
                                                                                                             ----------
Malaysia--1.3%
Malayan Banking Berhad                                                 114,000                                  381,401
Sime Darby Berhad                                                      179,300                                  366,022
                                                                                                             ----------
                                                                                                                747,423
                                                                                                             ----------
Mexico--0.7%
Coca-Cola Femsa, SA de C.V. - ADR                                        4,120                                  156,560
Telefonos de Mexico SA de C.V. - ADR                                     9,390                                  265,174
                                                                                                             ----------
                                                                                                                421,734
                                                                                                             ----------
Netherlands--2.4%
ABN Amro Holding NV                                                     16,278                                  523,009
Aegon NV                                                                19,942                                  379,966
Philips Electronics NV                                                  13,640                                  514,202
                                                                                                             ----------
                                                                                                              1,417,177
                                                                                                             ----------
Russia--0.4%
Lukoil - ADR                                                             3,000                                  262,200
                                                                                                             ----------

Singapore--1.8%
DBS Group Holdings Ltd.                                                 40,310                                  594,264
United Overseas Bank Ltd.                                               38,550                                  487,847
                                                                                                             ----------
                                                                                                              1,082,111
                                                                                                             ----------
South Africa--1.1%
Nampak Ltd. (a)                                                         57,550                                  179,246
Nedbank Group Ltd.                                                      18,732                                  358,270
Sappi Ltd.                                                               8,560                                  144,097
                                                                                                             ----------
                                                                                                                681,613
                                                                                                             ----------
South Korea--3.8%
Hyundai Motor Co.                                                        4,430                                  321,229
Kookmin Bank                                                               680                                   54,795
Kookmin Bank - ADR                                                       3,710                                  299,174
Korea Electric Power Corp.                                               3,410                                  155,550
KT Corp. - ADR                                                           7,720                                  195,702
LG Electronics, Inc.                                                     5,431                                  321,361
Lotte Shopping Co. Ltd.                                                    746                                  309,797
Samsung Electronics Co., Ltd.                                              502                                  331,066
SK Telecom Co., Ltd. - ADR                                              10,170                                  269,302
                                                                                                             ----------
                                                                                                             2,257,976
                                                                                                             ----------
Spain--1.5%
Banco Bilbao Vizcaya Argenta                                            10,170                                  244,768
Banco Santander Central                                                 12,963                                  241,860
Repsol YPF SA                                                           11,280                                  389,960
                                                                                                             ----------
                                                                                                                876,588
                                                                                                             ----------
Sweden--0.4%
Svenska Cellulosa AB (SCA), Class B                                      4,050                                  211,338
                                                                                                             ----------
Switzerland--5.6%
CIBA Specialty Chemicals AG                                              9,328                                  620,412
Clariant AG (a)                                                         13,550                                  202,928
Credit Suisse Group                                                      4,180                                  292,422
Nestle SA                                                                1,801                                  639,942
Novartis AG                                                             12,930                                  745,390
Swiss Re                                                                 6,243                                  530,752
UBS AG (a)                                                               5,080                                  308,694
                                                                                                             ----------
                                                                                                              3,340,540
                                                                                                             ----------
Taiwan--2.2%
Chunghwa Telecom Co., Ltd. - ADR                                         7,200                                  142,056
Compal Electronics, Inc.                                               306,062                                  272,901
First Financial Holding Co. Ltd.                                       298,275                                  226,590
SinoPac Financial Holdings Co., Ltd.                                   622,000                                  333,146
United Microelectronics Corp. (a)                                      513,622                                  319,240
United Microelectronics Corp. - ADR                                      9,000                                   31,411
                                                                                                             ----------
                                                                                                              1,325,344
                                                                                                             ----------
Thailand--0.5%
Kasikornbank Public Company Ltd.                                       166,900                                  294,502
                                                                                                             ----------
United Kingdom--18.6%
Anglo American PLC                                                       4,754                                  231,823
BHP Billition                                                           15,100                                  276,236
BP PLC                                                                  74,088                                  823,072
Cadbury Schweppes PLC                                                   40,458                                  432,831
Carnival PLC                                                             3,419                                  173,216
Centrica PLC                                                            61,200                                  424,709
Debenhams PLC                                                           92,440                                  343,373
Friends Provident PLC                                                   48,660                                  206,707
GlaxoSmithKline PLC                                                     38,217                                1,005,495
HBOS PLC                                                                17,273                                  382,770
HSBC Holdings PLC                                                       42,232                                  769,689
Old Mutual PLC                                                          96,280                                  328,422
Reed Elsevier PLC                                                       46,180                                  506,703
Rentokil Initial PLC                                                   173,090                                  561,629
Royal Bank of Scotland Group PLC                                        25,032                                  976,623
Royal Dutch Shell PLC                                                   18,235                                  642,912
Royal Dutch Shell PLC                                                    3,399                                  118,772
SAB Miller PLC                                                          22,340                                  513,860
Smiths Group PLC                                                        23,820                                  462,337
Trinity Mirror PLC                                                      41,190                                  378,574
Unilever PLC                                                            29,721                                  830,837
Vodafone Group PLC                                                     259,914                                  719,963
                                                                                                             ----------
                                                                                                             11,110,553
                                                                                                             ----------
Total Equities (Cost $51,276,913)                                                                            57,745,075
TOTAL UNAFFILIATED INVESTMENTS (Cost $51,276,913)

                                                                        RATE                SHARES           VALUE ($)
                                                                        ----                ------           ----------
AFFILIATED INVESTMENTS - 2.0%
Dreyfus Institutional Preferred Plus Money Market Fund
                                         (cost $1,174,034) (b) (c)      5.35%              1,174,034          1,174,034
                                                                                                             ----------
TOTAL INVESTMENTS - 98.8% (Cost $52,450,947)                                                                 58,919,109
                                                                                                             ----------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                           722,203
                                                                                                             ----------
NET ASSETS - 100%                                                                                            59,641,312
                                                                                                             ==========

Notes to Schedule of Investments:
ADR - American Depository Receipts

a     Non-income producing security

b     Stated rate is the seven day yield for the fund at December 31, 2006.

c     Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

At December 31, 2006, the aggregate cost of investment securities for income tax purposes was $52,450,947. Net unrealized appreciation aggregated $6,468,162 of which $7,739,305 related to appreciated investment securities and $1,271,143 related to depreciated investment securities.

The Fund held the following cross currency forward contracts at December 31, 2006:

                      VALUE AT DECEMBER 31,                          VALUE AT DECEMBER 31,                           UNREALIZED
CONTRACTS TO DELIVER          2006              IN EXCHANGE FOR            2006              CONTRACT VALUE DATE     GAIN/LOSS
--------------------  ---------------------     ---------------      ---------------------   -------------------     ---------
Japanese Yen               $ 41,022             Canadian Dollar          $ 41,073                12/29/2006            $ 51
Japanese Yen                 25,937             Hong Kong Dollar           25,936                12/29/2006              (1)
                           --------                                      --------                                      ----
                           $ 66,959                                      $ 67,009                                      $ 50
                           ========                                      ========                                      ====

ITEM 2 -- CONTROLS AND PROCEDURES.

      (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

      (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

      Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                                    By: /s/ STEVEN M. ANDERSON
                                        ----------------------
                                        Steven M. Anderson
                                        Treasurer

                                    Date: March 1, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By: /s/ STEVEN M. ANDERSON
                                        ---------------------
                                        Steven M. Anderson
                                        Treasurer

                                    Date: March 1, 2007

                                    By: /s/ PATRICK J. SHEPPARD
                                        -----------------------
                                        Patrick J. Sheppard
                                        President

                                    Date:  March 1, 2007